UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	2.0
Genentech, Inc.	3.3	2.4
SBC Communications, Inc.	3.2	0.0
Univision Communications, Inc. Class A	2.7	2.0
Pfizer, Inc.	2.7	0.2
Liberty Media Corp. Class A	2.6	4.6
KDDI Corp.	2.5	0.6
Whole Foods Market, Inc.	2.1	0.6
Teradyne, Inc.	1.9	1.4
St. Jude Medical, Inc.	1.8	0.9
	26.4
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	31.7
Health Care	19.0	11.6
Consumer Discretionary	18.9	27.1
Financials	10.8	13.3
Energy	8.0	3.1
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Stocks 99.3%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	19.6%	** Foreign investments	21.2%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.3%
NOK Corp.	400,000	$ 15,176
Distributors - 0.0%
Handleman Co.	92,100	2,073
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	2,874,300	78,267
Royal Caribbean Cruises Ltd.	759,500	30,783
Starbucks Corp. (a)	1,200,000	46,632
		155,682
Household Durables - 2.2%
Beazer Homes USA, Inc.	100,000	9,845
D.R. Horton, Inc.	318,105	9,161
Daito Trust Construction Co.	442,500	14,705
George Wimpey PLC	1,000,000	7,293
Lennar Corp.:
Class A	368,576	17,268
Class B	103,162	4,529
LG Electronics, Inc.	475,200	28,836
Maytag Corp.	363,380	10,138
Sharp Corp.	950,000	16,798
		118,573
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	185,000	8,040
eBay, Inc. (a)	186,600	14,894
Senshukai Co. Ltd.	582,000	6,035
		28,969
Media - 11.1%
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	948,100	45,120
Cablevision Systems Corp. - NY Group Class A (a)	279,800	6,108
Clear Channel Communications, Inc.	200,000	8,298
Comcast Corp.:
Class A (a)	244,210	7,351
Class A (special) (a)	58,600	1,699
EchoStar Communications Corp. Class A (a)	355,500	11,799
Fox Entertainment Group, Inc. Class A (a)	200,000	5,570
Lamar Advertising Co. Class A (a)	200,000	8,212
Liberty Media Corp. Class A (a)	13,025,090	142,494
News Corp. Ltd.:
ADR	467,500	17,092
sponsored ADR	86,015	2,903
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NTL, Inc. (a)	340,436	$ 19,327
Playboy Enterprises, Inc.:
Class A (a)	25,000	308
Class B (non-vtg.) (a)	2,587,500	33,767
Radio One, Inc.:
Class A (a)	401,600	7,663
Class D (non-vtg.) (a)	986,200	18,698
The DIRECTV Group, Inc. (a)	769,048	13,766
Time Warner, Inc. (a)	3,543,826	59,607
Univision Communications, Inc. Class A (a)	4,399,000	148,906
Viacom, Inc. Class B (non-vtg.)	957,500	37,007
Walt Disney Co.	474,850	10,936
		606,631
Multiline Retail - 0.1%
Nordstrom, Inc.	189,600	6,755
Specialty Retail - 1.6%
CarMax, Inc. (a)	189,500	4,912
Gadzooks, Inc. (a)	150,000	285
Gap, Inc.	874,400	19,246
Home Depot, Inc.	1,128,000	39,694
Toys 'R' Us, Inc. (a)	1,290,100	19,932
Yamada Denki Co. Ltd.	150,000	5,051
		89,120
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	186,800	13,440
TOTAL CONSUMER DISCRETIONARY		1,036,419
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Robert Mondavi Corp. Class A (a)	200,000	7,200
The Coca-Cola Co.	200,000	10,114
		17,314
Food & Staples Retailing - 2.3%
Sysco Corp.	279,900	10,706
Whole Foods Market, Inc.	1,419,200	113,522
		124,228
Food Products - 0.8%
Bunge Ltd.	285,100	10,563
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	890,700	$ 30,426
Tyson Foods, Inc. Class A	139,100	2,607
		43,596
Personal Products - 0.3%
Avon Products, Inc.	164,380	13,808
Tobacco - 0.2%
Altria Group, Inc.	207,100	11,469
TOTAL CONSUMER STAPLES		210,415
ENERGY - 8.0%
Energy Equipment & Services - 3.8%
BJ Services Co. (a)	379,100	16,870
Carbo Ceramics, Inc.	467,230	30,220
ENSCO International, Inc.	2,034,550	55,686
GlobalSantaFe Corp.	200,000	5,274
Grant Prideco, Inc. (a)	65,000	991
Maverick Tube Corp. (a)	500,000	11,315
Nabors Industries Ltd. (a)	64,575	2,865
Noble Corp. (a)	2,048,800	76,133
Pride International, Inc. (a)	374,300	6,314
Transocean, Inc. (a)	127,196	3,532
		209,200
Oil & Gas - 4.2%
Apache Corp.	2,164,400	90,623
Burlington Resources, Inc.	186,500	12,546
Chesapeake Energy Corp.	187,100	2,573
Cross Timbers Royalty Trust	1,380	39
EOG Resources, Inc.	150,000	7,388
Pioneer Natural Resources Co.	280,900	9,188
Teekay Shipping Corp.	180,000	10,944
Total SA sponsored ADR	379,900	34,996
Valero Energy Corp.	950,610	60,611
		228,908
TOTAL ENERGY		438,108
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 10.8%
Capital Markets - 2.4%
3i Group PLC	474,200	$ 5,083
Ameritrade Holding Corp. (a)	1,008,650	12,346
Charles Schwab Corp.	1,555,600	16,007
Daiwa Securities Group, Inc.	663,500	4,893
Goldman Sachs Group, Inc.	427,100	41,322
JAFCO Co. Ltd.	130,000	10,396
Merrill Lynch & Co., Inc.	513,600	27,853
Morgan Stanley	186,700	9,595
Nomura Holdings, Inc.	342,500	5,610
		133,105
Commercial Banks - 4.1%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	4,767	42,426
Mizuho Financial Group, Inc. (a)	11,697	54,252
Sumitomo Mitsui Financial Group, Inc.	6,027	44,662
UFJ Holdings, Inc. (a)	6,599	40,047
Wells Fargo & Co.	760,300	42,927
		224,314
Diversified Financial Services - 0.7%
Apollo Investment Corp.	1,900,800	26,136
Quanta Capital Holdings Ltd. (c)	935,600	11,695
		37,831
Insurance - 2.0%
ACE Ltd.	946,100	41,477
Allstate Corp.	479,900	22,027
Axis Capital Holdings Ltd.	186,900	5,093
Millea Holdings, Inc.	2,231	31,122
Sun Life Financial, Inc.	100,000	2,650
XL Capital Ltd. Class A	93,300	7,123
		109,492
Real Estate - 0.9%
Alexandria Real Estate Equities, Inc.	190,300	10,813
Apartment Investment & Management Co. Class A	284,700	8,020
Friedman, Billings, Ramsey Group, Inc. Class A	1,156,600	21,397
LNR Property Corp.	90,268	4,533
Mitsubishi Estate Co. Ltd.	200,000	2,319
		47,082
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	181,300	12,459
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	5,600	$ 327
Golden West Financial Corp., Delaware	187,000	19,656
Sovereign Bancorp, Inc.	374,200	7,477
		39,919
TOTAL FINANCIALS		591,743
HEALTH CARE - 19.0%
Biotechnology - 5.0%
Biogen Idec, Inc. (a)	1,045,400	61,679
Genentech, Inc. (a)	1,453,800	178,527
Millennium Pharmaceuticals, Inc. (a)	2,201,500	33,000
		273,206
Health Care Equipment & Supplies - 5.7%
Apogent Technologies, Inc. (a)	474,000	15,367
Biomet, Inc.	754,410	29,799
Boston Scientific Corp. (a)	186,600	7,686
Fisher Scientific International, Inc. (a)	467,900	27,396
Medtronic, Inc.	573,300	28,929
St. Jude Medical, Inc. (a)	1,274,500	97,193
Stryker Corp.	93,300	9,230
Zimmer Holdings, Inc. (a)	1,195,600	95,469
		311,069
Health Care Providers & Services - 1.9%
Aetna, Inc.	327,300	27,084
Cardinal Health, Inc.	100,000	7,325
HCA, Inc.	155,500	6,318
Health Management Associates, Inc. Class A	150,000	3,470
Tenet Healthcare Corp. (a)	475,000	5,586
UnitedHealth Group, Inc.	887,600	54,570
		104,353
Pharmaceuticals - 6.4%
Allergan, Inc.	283,800	24,989
Barr Pharmaceuticals, Inc. (a)	427,500	17,707
Johnson & Johnson	609,700	32,942
Merck & Co., Inc.	1,712,900	80,506
Pfizer, Inc.	4,153,000	148,511
Roche Holding AG (participation certificate)	93,580	9,824
Sepracor, Inc. (a)	20,000	956
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	187,100	$ 11,518
Watson Pharmaceuticals, Inc. (a)	662,000	23,574
		350,527
TOTAL HEALTH CARE		1,039,155
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.4%
Boeing Co.	467,800	19,970
Air Freight & Logistics - 1.8%
FedEx Corp.	1,223,550	87,985
United Parcel Service, Inc. Class B	187,100	13,125
		101,110
Airlines - 0.1%
JetBlue Airways Corp. (a)	238,854	6,611
Commercial Services & Supplies - 2.2%
Adecco SA sponsored ADR	473,700	5,268
Cintas Corp.	289,900	13,034
Corinthian Colleges, Inc. (a)	186,400	5,708
Hudson Highland Group, Inc. (a)	42,637	1,304
Monster Worldwide, Inc. (a)	568,500	14,559
Republic Services, Inc.	282,600	8,145
Robert Half International, Inc. (a)	1,819,730	49,624
Waste Management, Inc.	747,200	21,220
		118,862
Electrical Equipment - 0.4%
Energy Conversion Devices, Inc.	1,259,566	14,649
Energy Conversion Devices, Inc. warrants 10/31/06 (a)(d)	1,259,566	4,708
		19,357
Machinery - 0.9%
Caterpillar, Inc.	567,530	44,114
THK Co. Ltd.	275,100	5,219
		49,333
TOTAL INDUSTRIALS		315,243
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 4.9%
Alcatel SA sponsored ADR (a)	950,300	$ 13,931
Avaya, Inc. (a)	474,000	6,484
Cable Design Technologies Corp. (a)	750,000	6,398
Cisco Systems, Inc. (a)	2,213,700	46,200
Comverse Technology, Inc. (a)	322,900	5,283
Juniper Networks, Inc. (a)	3,944,700	86,310
Lucent Technologies, Inc. (a)	34,789	117
Motorola, Inc.	4,616,700	84,255
Nokia Corp. sponsored ADR	1,462,300	20,487
		269,465
Computers & Peripherals - 1.6%
Dell, Inc. (a)	1,478,800	51,329
EMC Corp. (a)	2,257,000	25,188
Hewlett-Packard Co.	93,500	1,842
Seagate Technology	301,990	3,778
Sun Microsystems, Inc. (a)	946,700	3,692
		85,829
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. Class A (a)	823,600	26,034
Celestica, Inc. (sub. vtg.) (a)	93,400	1,646
Flextronics International Ltd. (a)	285,200	4,592
Hirose Electric Co. Ltd.	95,000	10,678
Molex, Inc.	760,300	22,642
Nichicon Corp.	966,800	11,021
Solectron Corp. (a)	934,100	4,577
Tech Data Corp. (a)	57,100	1,941
Vishay Intertechnology, Inc. (a)	1,040,940	18,112
		101,243
Internet Software & Services - 1.0%
Homestore, Inc. (a)	2,548,560	12,233
Yahoo Japan Corp. New (a)	3,740	41,539
		53,772
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	93,400	4,530
Ceridian Corp. (a)	933,400	19,956
DST Systems, Inc. (a)	187,100	8,260
Pegasus Solutions, Inc. (a)	235,304	2,518
		35,264
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	844,500	$ 11,466
Semiconductors & Semiconductor Equipment - 6.0%
Agere Systems, Inc.:
Class A (a)	375	1
Class B (a)	942,003	2,044
Analog Devices, Inc.	371,600	15,830
ASML Holding NV (NY Shares) (a)	300,000	4,665
Intel Corp.	165,380	4,255
Intersil Corp. Class A	657,700	12,990
KLA-Tencor Corp. (a)	1,201,890	50,083
Marvell Technology Group Ltd. (a)	93,400	3,617
Microchip Technology, Inc.	189,600	5,313
Micron Technology, Inc. (a)	513,500	6,994
Novellus Systems, Inc. (a)	113,800	3,296
Samsung Electronics Co. Ltd.	150,000	71,206
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	356,400	3,396
Teradyne, Inc. (a)	5,187,830	105,728
Texas Instruments, Inc.	945,100	23,722
Xilinx, Inc. (a)	376,500	12,662
		325,802
Software - 5.4%
BEA Systems, Inc. (a)	4,340,195	49,522
BMC Software, Inc. (a)	189,600	3,280
Mercury Interactive Corp. (a)	474,900	20,207
Microsoft Corp.	7,593,000	197,189
Network Associates, Inc. (a)	93,600	1,468
Nippon System Development Co. Ltd.	125,000	2,671
Oracle Corp. (a)	1,958,400	21,973
		296,310
TOTAL INFORMATION TECHNOLOGY		1,179,151
MATERIALS - 4.7%
Chemicals - 1.7%
BOC Group PLC	46,600	751
Dow Chemical Co.	1,229,250	48,789
Lyondell Chemical Co.	1,136,900	18,588
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	400,000	$ 21,787
Praxair, Inc.	100,000	3,655
		93,570
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	300,000	12,975
Containers & Packaging - 0.3%
Pactiv Corp. (a)	589,800	13,536
Sealed Air Corp. (a)	94,800	4,653
		18,189
Metals & Mining - 2.4%
Alcan, Inc.	54,410	2,187
Alcoa, Inc.	966,300	29,714
Inco Ltd. (a)	855,520	24,476
Newmont Mining Corp.	580,300	21,703
Nucor Corp.	284,200	16,881
Peabody Energy Corp.	284,900	13,359
Phelps Dodge Corp. (a)	380,100	25,022
		133,342
TOTAL MATERIALS		258,076
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.6%
Citizens Communications Co. (a)	1,073,100	13,993
Philippine Long Distance Telephone Co. sponsored ADR (a)	285,200	5,607
SBC Communications, Inc.	7,114,500	177,151
		196,751
Wireless Telecommunication Services - 3.0%
KDDI Corp.	23,702	139,206
Nextel Communications, Inc. Class A (a)	949,900	22,665
NTT DoCoMo, Inc.	1,355	2,724
		164,595
TOTAL TELECOMMUNICATION SERVICES		361,346
UTILITIES - 0.1%
Electric Utilities - 0.0%
Edison International	93,300	2,183
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	100,000	$ 4,699
TOTAL UTILITIES		6,882
TOTAL COMMON STOCKS (Cost $4,822,379)		5,436,538
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (d)	15,100	0
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. (depositary shares) (Cost $415)	9,100	87
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.06% (b)	31,353,083	31,353
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	47,960,156	47,960
TOTAL MONEY MARKET FUNDS (Cost $79,313)		79,313
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,902,107)		5,515,938
NET OTHER ASSETS - (0.8)%		(41,292)
NET ASSETS - 100%		$ 5,474,646
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,695,000 or 0.2% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,708,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 260
Energy Conversion Devices, Inc. warrants 10/31/06	11/6/03 - 11/13/03	$ 157
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.4%
Japan	9.9%
Korea (South)	1.8%
Cayman Islands	1.6%
Bermuda	1.4%
United Kingdom	1.0%
Others (individually less than 1%)	3.9%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $3,042,081,000 and $1,690,493,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $83,000 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,995) (cost $4,902,107) - See accompanying schedule		$ 5,515,938
Cash		1,450
Receivable for investments sold		26,072
Receivable for fund shares sold		19,871
Dividends receivable		3,920
Interest receivable		104
Prepaid expenses		11
Other affiliated receivables		10
Other receivables		692
Total assets		5,568,068

Liabilities
Payable for investments purchased	$ 31,141
Payable for fund shares redeemed	9,905
Accrued management fee	3,127
Other affiliated payables	1,073
Other payables and accrued expenses	216
Collateral on securities loaned, at value	47,960
Total liabilities		93,422

Net Assets		$ 5,474,646
Net Assets consist of:
Paid in capital		$ 4,549,710
Accumulated net investment loss		(9,642)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		320,833
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		613,745
Net Assets, for 219,774 shares outstanding		$ 5,474,646
Net Asset Value, offering price and redemption price per share ($5,474,646 ÷ 219,774 shares)		$ 24.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 18,716
Interest		649
Security lending		342
Total income		19,707

Expenses
Management fee Basic fee	$ 13,929
Performance adjustment	2,538
Transfer agent fees	4,972
Accounting and security lending fees	465
Non-interested trustees' compensation	13
Appreciation in deferred trustee compensation account	10
Custodian fees and expenses	133
Registration fees	378
Audit	41
Legal	12
Miscellaneous	22
Total expenses before reductions	22,513
Expense reductions	(770)	21,743
Net investment income (loss)		(2,036)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	322,342
Foreign currency transactions	(227)
Total net realized gain (loss)		322,115
Change in net unrealized appreciation (depreciation) on: Investment securities	(80,350)
Assets and liabilities in foreign currencies	(94)
Total change in net unrealized appreciation (depreciation)		(80,444)
Net gain (loss)		241,671
Net increase (decrease) in net assets resulting from operations		$ 239,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,036)	$ (7,485)
Net realized gain (loss)	322,115	147,192
Change in net unrealized appreciation (depreciation)	(80,444)	810,769
Net increase (decrease) in net assets resulting from operations	239,635	950,476
Distributions to shareholders from net investment income	(1,746)	-
Distributions to shareholders from net realized gain	(3,492)	-
Total distributions	(5,238)	-
Share transactions Net proceeds from sales of shares	2,223,305	1,889,274
Reinvestment of distributions	5,025	-
Cost of shares redeemed	(930,637)	(602,183)
Net increase (decrease) in net assets resulting from share transactions	1,297,693	1,287,091
Total increase (decrease) in net assets	1,532,090	2,237,567

Net Assets
Beginning of period	3,942,556	1,704,989
End of period (including accumulated net investment loss of $9,642 and accumulated net investment loss of $5,860, respectively)	$ 5,474,646	$ 3,942,556
Other Information Shares
Sold	89,979	94,307
Issued in reinvestment of distributions	216	-
Redeemed	(37,961)	(31,466)
Net increase (decrease)	52,234	62,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.53	$ 16.28	$ 18.57	$ 25.82	$ 25.73	$ 19.29
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.07)	.04	.04 F	.13
Net realized and unrealized gain (loss)	1.42	7.31	(2.22)	(5.01)	2.11	6.86
Total from investment operations	1.41	7.25	(2.29)	(4.97)	2.15	6.99
Distributions from net investment income	(.01)	-	-	(.15)	(.57)	(.10)
Distributions from net realized gain	(.02)	-	-	(2.13)	(1.49)	(.45)
Total distributions	(.03)	-	-	(2.28)	(2.06)	(.55)
Net asset value, end of period	$ 24.91	$ 23.53	$ 16.28	$ 18.57	$ 25.82	$ 25.73
Total Return B, C, D	6.00%	44.53%	(12.33)%	(20.86)%	8.14%	36.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.91%	1.07%	.94%	.85%	.67%
Expenses net of voluntary waivers, if any	.93% A	.91%	1.07%	.94%	.85%	.67%
Expenses net of all reductions	.90% A	.88%	1.03%	.91%	.83%	.65%
Net investment income (loss)	(.08)% A	(.31)%	(.35)%	.17%	.15%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 5,475	$ 3,943	$ 1,705	$ 2,118	$ 2,948	$ 2,936
Portfolio turnover rate	72% A	54%	80%	120%	85%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 864,923
Unrealized depreciation	(260,634)
Net unrealized appreciation (depreciation)	$ 604,289
Cost for federal income tax purposes	$ 4,911,649

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $647 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $764 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $5, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAF-USAN-0604
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.8	2.9
Citigroup, Inc.	2.8	2.7
Microsoft Corp.	2.7	2.8
General Electric Co.	2.4	2.3
Wal-Mart Stores, Inc.	2.3	2.2
Pfizer, Inc.	2.2	2.1
Bank of America Corp.	2.2	2.1
American International Group, Inc.	1.9	1.0
Goldman Sachs Group, Inc.	1.7	0.6
Intel Corp.	1.6	2.9
	22.6
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	23.5
Information Technology	18.0	18.2
Consumer Discretionary	12.3	14.1
Health Care	11.7	14.0
Industrials	10.9	7.8
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Stocks 97.5%		Stocks and Equity Futures 98.0%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	0.9%	** Foreign investments	0.3%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.1%
Lear Corp.	75,000	$ 4,547
LKQ Corp.	3,400	60
		4,607
Automobiles - 0.3%
General Motors Corp.	100,000	4,742
Harley-Davidson, Inc.	100,000	5,632
		10,374
Hotels, Restaurants & Leisure - 1.4%
International Game Technology	851,600	32,139
Marriott International, Inc. Class A	150,000	7,074
McDonald's Corp.	520,100	14,162
Wendy's International, Inc.	75,000	2,925
		56,300
Household Durables - 1.5%
Black & Decker Corp.	150,000	8,678
Centex Corp.	300,000	14,385
Lennar Corp.:
Class A	220,000	10,307
Class B	44,100	1,936
M.D.C. Holdings, Inc.	50,000	3,090
NVR, Inc. (a)	35,100	15,830
Ryland Group, Inc.	115,000	9,079
		63,305
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	300,000	13,038
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	175,000	3,306
Media - 2.5%
Comcast Corp. Class A (a)	340,000	10,234
Getty Images, Inc. (a)	75,000	4,095
Time Warner, Inc. (a)	2,528,900	42,536
Viacom, Inc. Class B (non-vtg.)	584,800	22,603
Walt Disney Co.	1,144,300	26,353
		105,821
Multiline Retail - 1.2%
Federated Department Stores, Inc.	250,000	12,250
JCPenney Co., Inc.	200,000	6,772
Neiman Marcus Group, Inc. Class A	40,000	1,946
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	250,000	$ 8,908
Saks, Inc.	75,000	1,080
Sears, Roebuck & Co.	200,000	8,010
Target Corp.	300,000	13,011
		51,977
Specialty Retail - 4.4%
Advance Auto Parts, Inc. (a)	160,000	6,904
Aeropostale, Inc. (a)	240,000	5,278
American Eagle Outfitters, Inc. (a)	150,000	3,854
AnnTaylor Stores Corp. (a)	120,000	4,864
AutoZone, Inc. (a)	75,000	6,568
Barnes & Noble, Inc. (a)	150,000	4,481
Best Buy Co., Inc.	400,000	21,700
Chico's FAS, Inc. (a)	200,000	8,146
Circuit City Stores, Inc.	450,000	5,256
Claire's Stores, Inc.	200,000	4,076
Foot Locker, Inc.	225,000	5,400
Gander Mountain Co.	1,500	34
Gap, Inc.	250,000	5,503
Home Depot, Inc.	1,796,800	63,229
Limited Brands, Inc.	400,000	8,256
Pacific Sunwear of California, Inc. (a)	225,000	4,831
RadioShack Corp.	250,000	7,690
Staples, Inc.	350,000	9,016
The Pep Boys - Manny, Moe & Jack	60,000	1,648
Urban Outfitters, Inc. (a)	75,000	3,463
Zale Corp. (a)	75,000	4,194
		184,391
Textiles Apparel & Luxury Goods - 0.5%
Carter's, Inc.	2,100	63
Coach, Inc. (a)	350,000	14,910
NIKE, Inc. Class B	80,000	5,756
		20,729
TOTAL CONSUMER DISCRETIONARY		513,848
CONSUMER STAPLES - 9.0%
Beverages - 2.0%
Adolph Coors Co. Class B	75,000	4,928
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	150,000	$ 4,391
PepsiCo, Inc.	635,600	34,634
The Coca-Cola Co.	745,300	37,690
		81,643
Food & Staples Retailing - 3.7%
BJ's Wholesale Club, Inc. (a)	250,000	6,058
Costco Wholesale Corp. (a)	750,000	28,088
CVS Corp.	400,000	15,452
Rite Aid Corp. (a)	500,000	2,450
SUPERVALU, Inc.	200,000	6,158
Wal-Mart Stores, Inc.	1,700,000	96,900
		155,106
Food Products - 0.9%
Archer-Daniels-Midland Co.	200,000	3,512
Bunge Ltd.	125,000	4,631
Hershey Foods Corp.	154,000	13,689
Kellogg Co.	200,000	8,580
The J.M. Smucker Co.	60,000	3,138
Tyson Foods, Inc. Class A	225,000	4,217
		37,767
Household Products - 1.2%
Energizer Holdings, Inc. (a)	100,000	4,330
Procter & Gamble Co.	437,600	46,276
		50,606
Personal Products - 0.5%
Avon Products, Inc.	250,000	21,000
Tobacco - 0.7%
Altria Group, Inc.	515,000	28,521
TOTAL CONSUMER STAPLES		374,643
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Maverick Tube Corp. (a)	75,000	1,697
Schlumberger Ltd. (NY Shares)	166,000	9,716
		11,413
Oil & Gas - 5.9%
Amerada Hess Corp.	150,000	10,670
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Apache Corp.	462,500	$ 19,365
Burlington Resources, Inc.	180,000	12,109
ChevronTexaco Corp.	478,000	43,737
ConocoPhillips	160,000	11,408
Exxon Mobil Corp.	2,761,900	117,503
Occidental Petroleum Corp.	250,000	11,800
Overseas Shipholding Group, Inc.	50,000	1,639
Sunoco, Inc.	125,000	7,863
XTO Energy, Inc.	333,332	8,900
		244,994
TOTAL ENERGY		256,407
FINANCIALS - 22.7%
Capital Markets - 6.9%
Affiliated Managers Group, Inc. (a)	75,000	3,653
Ameritrade Holding Corp. (a)	300,000	3,672
Bear Stearns Companies, Inc.	185,000	14,826
E*TRADE Group, Inc. (a)	600,000	6,816
Franklin Resources, Inc.	100,000	5,483
Goldman Sachs Group, Inc.	728,800	70,511
Investors Financial Services Corp.	75,000	2,915
J.P. Morgan Chase & Co.	1,100,000	41,360
Jefferies Group, Inc.	50,000	1,705
Knight Trading Group, Inc. (a)	200,000	2,324
Legg Mason, Inc.	100,000	9,206
Lehman Brothers Holdings, Inc.	150,000	11,010
Merrill Lynch & Co., Inc.	1,072,100	58,140
Morgan Stanley	1,097,000	56,375
		287,996
Commercial Banks - 5.1%
Bank of America Corp.	1,109,736	89,323
Bank One Corp.	343,300	16,949
National City Corp.	156,000	5,409
North Fork Bancorp, Inc., New York	100,000	3,712
Signature Bank, New York	1,000	24
UnionBanCal Corp.	77,681	4,150
Wachovia Corp.	1,003,500	45,910
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	764,100	$ 43,141
Zions Bancorp	26,700	1,509
		210,127
Consumer Finance - 1.2%
American Express Co.	422,700	20,691
AmeriCredit Corp. (a)	200,000	3,242
Capital One Financial Corp.	100,000	6,553
MBNA Corp.	820,100	19,994
		50,480
Diversified Financial Services - 3.1%
CIT Group, Inc.	250,000	8,593
Citigroup, Inc.	2,403,800	115,599
Principal Financial Group, Inc.	150,000	5,295
		129,487
Insurance - 4.5%
Allmerica Financial Corp. (a)	45,000	1,564
Allstate Corp.	800,500	36,743
AMBAC Financial Group, Inc.	125,000	8,625
American International Group, Inc.	1,113,600	79,789
Everest Re Group Ltd.	127,800	10,886
Lincoln National Corp.	125,000	5,610
MBIA, Inc.	191,850	11,298
Old Republic International Corp.	219,600	5,099
ProCentury Corp.	4,900	51
Progressive Corp.	275,000	24,068
W.R. Berkley Corp.	120,000	4,860
		188,593
Real Estate - 0.0%
Capital Lease Funding, Inc.	2,800	29
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	340,000	20,162
Doral Financial Corp.	136,800	4,486
Fannie Mae	167,700	11,524
Golden West Financial Corp., Delaware	300,000	31,533
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New Century Financial Corp.	150,000	$ 6,365
Sovereign Bancorp, Inc.	300,000	5,994
		80,064
TOTAL FINANCIALS		946,776
HEALTH CARE - 11.7%
Biotechnology - 1.4%
Amgen, Inc. (a)	340,000	19,132
Cytokinetics, Inc.	2,800	46
Eyetech Pharmaceuticals, Inc.	1,800	64
Gen-Probe, Inc. (a)	150,000	5,001
Genentech, Inc. (a)	200,000	24,560
GTx, Inc.	3,800	51
Invitrogen Corp. (a)	120,000	8,668
		57,522
Health Care Equipment & Supplies - 1.9%
Bausch & Lomb, Inc.	150,000	9,425
Boston Scientific Corp. (a)	850,000	35,012
C.R. Bard, Inc.	55,000	5,845
Fisher Scientific International, Inc. (a)	80,000	4,684
Guidant Corp.	200,000	12,602
Kinetic Concepts, Inc.	4,600	223
Zimmer Holdings, Inc. (a)	150,000	11,978
		79,769
Health Care Providers & Services - 3.2%
Aetna, Inc.	385,000	31,859
Anthem, Inc. (a)	42,480	3,763
Caremark Rx, Inc. (a)	380,652	12,885
CIGNA Corp.	150,000	9,677
Community Health Systems, Inc. (a)	75,000	1,934
Coventry Health Care, Inc. (a)	210,000	8,786
Pediatrix Medical Group, Inc. (a)	60,000	4,290
Symbion, Inc.	1,600	26
UnitedHealth Group, Inc.	672,300	41,333
WellPoint Health Networks, Inc. (a)	167,800	18,742
		133,295
Pharmaceuticals - 5.2%
Abbott Laboratories	231,500	10,191
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	216,900	$ 16,009
Eon Labs, Inc. (a)	100,000	6,575
Johnson & Johnson	922,900	49,864
Merck & Co., Inc.	686,600	32,270
Pfizer, Inc.	2,583,200	92,375
Watson Pharmaceuticals, Inc. (a)	150,000	5,342
Wyeth	110,000	4,188
		216,814
TOTAL HEALTH CARE		487,400
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc. (a)	150,000	8,894
Boeing Co.	182,000	7,770
Northrop Grumman Corp.	200,000	19,850
Rockwell Collins, Inc.	250,000	8,063
United Defense Industries, Inc. (a)	50,000	1,733
United Technologies Corp.	295,000	25,447
		71,757
Air Freight & Logistics - 0.9%
J.B. Hunt Transport Services, Inc. (a)	150,000	4,749
Ryder System, Inc.	75,000	2,759
United Parcel Service, Inc. Class B	435,700	30,564
		38,072
Airlines - 0.1%
AMR Corp. (a)	500,000	5,675
Building Products - 0.1%
Masco Corp.	90,000	2,521
Commercial Services & Supplies - 1.4%
Apollo Group, Inc. Class A (a)	287,094	26,091
Career Education Corp. (a)	125,000	8,000
Cendant Corp.	600,000	14,208
H&R Block, Inc.	231,800	10,456
Intersections, Inc. (a)	1,000	25
		58,780
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	90,000	2,122
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	75,000	$ 4,118
Industrial Conglomerates - 4.4%
3M Co.	467,300	40,412
General Electric Co.	3,400,000	101,830
Textron, Inc.	150,000	8,277
Tyco International Ltd.	1,150,000	31,568
		182,087
Machinery - 2.1%
Briggs & Stratton Corp.	30,000	2,100
Caterpillar, Inc.	280,000	21,764
Cummins, Inc.	80,000	4,785
Deere & Co.	325,000	22,113
Ingersoll-Rand Co. Ltd. Class A	250,000	16,138
Oshkosh Truck Co.	30,000	1,536
PACCAR, Inc.	225,000	12,704
Parker Hannifin Corp.	125,000	6,911
		88,051
Road & Rail - 0.0%
Central Freight Lines, Inc.	11,700	151
TOTAL INDUSTRIALS		453,334
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 3.9%
Adtran, Inc.	198,400	4,863
Avaya, Inc. (a)	500,000	6,840
Cisco Systems, Inc. (a)	2,673,500	55,796
Comverse Technology, Inc. (a)	263,800	4,316
Juniper Networks, Inc. (a)	400,000	8,752
Motorola, Inc.	1,478,200	26,977
QUALCOMM, Inc.	709,100	44,290
Scientific-Atlanta, Inc.	300,000	9,717
SiRF Technology Holdings, Inc.	2,800	45
		161,596
Computers & Peripherals - 3.9%
Dell, Inc. (a)	1,237,200	42,943
EMC Corp. (a)	1,560,000	17,410
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	2,128,800	$ 41,937
International Business Machines Corp.	690,000	60,837
		163,127
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	120,000	3,241
Arrow Electronics, Inc. (a)	75,000	1,896
Avnet, Inc. (a)	150,000	3,246
Sanmina-SCI Corp. (a)	400,000	4,008
		12,391
Internet Software & Services - 0.9%
InfoSpace, Inc. (a)	75,000	2,452
Kintera, Inc.	7,800	86
Yahoo!, Inc. (a)	700,000	35,322
		37,860
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	300,000	4,266
Analog Devices, Inc.	150,000	6,390
Applied Materials, Inc. (a)	1,506,000	27,454
Broadcom Corp. Class A (a)	500,000	18,880
Conexant Systems, Inc. (a)	750,000	3,263
Credence Systems Corp. (a)	300,000	3,342
Cypress Semiconductor Corp. (a)	500,000	6,985
Fairchild Semiconductor International, Inc. (a)	145,000	2,823
Integrated Device Technology, Inc. (a)	150,000	2,018
Intel Corp.	2,545,000	65,483
LTX Corp. (a)	100,000	1,093
Marvell Technology Group Ltd. (a)	200,000	7,746
Micron Technology, Inc. (a)	600,000	8,172
ON Semiconductor Corp. (a)	300,000	1,449
Teradyne, Inc. (a)	250,000	5,095
Tessera Technologies, Inc.	1,800	32
Texas Instruments, Inc.	1,130,200	28,368
Xilinx, Inc. (a)	230,000	7,735
		200,594
Software - 4.2%
Adobe Systems, Inc.	200,000	8,268
Citrix Systems, Inc. (a)	480,000	9,144
Electronic Arts, Inc. (a)	350,000	17,717
Microsoft Corp.	4,281,200	111,183
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	1,450,100	$ 16,270
Symantec Corp. (a)	240,000	10,812
		173,394
TOTAL INFORMATION TECHNOLOGY		748,962
MATERIALS - 2.9%
Chemicals - 0.4%
FMC Corp. (a)	50,000	2,145
Monsanto Co.	300,000	10,377
OM Group, Inc. (a)	75,000	1,909
		14,431
Construction Materials - 0.0%
Eagle Materials, Inc.	6,648	437
Eagle Materials, Inc. Class B	22,352	1,428
		1,865
Containers & Packaging - 0.1%
Ball Corp.	80,193	5,293
Metals & Mining - 1.7%
Alcoa, Inc.	500,000	15,375
International Steel Group, Inc.	4,100	119
Newmont Mining Corp.	450,000	16,830
Nucor Corp.	150,000	8,910
Peabody Energy Corp.	100,000	4,689
Phelps Dodge Corp. (a)	350,000	23,041
		68,964
Paper & Forest Products - 0.7%
Georgia-Pacific Corp.	400,000	14,040
Louisiana-Pacific Corp.	250,000	5,898
Weyerhaeuser Co.	150,000	8,880
		28,818
TOTAL MATERIALS		119,371
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.2%
CenturyTel, Inc.	200,000	5,776
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	609,600	$ 15,179
Verizon Communications, Inc.	728,200	27,482
		48,437
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	1,250,000	29,825
Western Wireless Corp. Class A (a)	250,000	5,205
		35,030
TOTAL TELECOMMUNICATION SERVICES		83,467
UTILITIES - 1.8%
Electric Utilities - 1.3%
Edison International	250,000	5,850
Entergy Corp.	134,200	7,327
Exelon Corp.	195,000	13,053
Northeast Utilities	75,000	1,376
PG&E Corp. (a)	130,000	3,578
PPL Corp.	150,000	6,428
Southern Co.	240,000	6,902
TXU Corp.	250,000	8,535
Xcel Energy, Inc.	200,000	3,346
		56,395
Gas Utilities - 0.4%
Kinder Morgan, Inc.	269,300	16,215
Multi-Utilities & Unregulated Power - 0.1%
Constellation Energy Group, Inc.	100,000	3,848
TOTAL UTILITIES		76,458
TOTAL COMMON STOCKS (Cost $3,574,128)		4,060,666
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.92% to 0.94% 5/20/04 to 6/10/04 (Cost $3,797)	$ 3,800	3,798
Money Market Funds - 2.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.06% (b) (Cost $110,541)	110,540,839	$ 110,541
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,688,466)		4,175,005
NET OTHER ASSETS - (0.3)%		(10,583)
NET ASSETS - 100%		$ 4,164,422
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,320,143,000 and $1,033,551,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,000 for the period.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $745,599,000 of which $291,874,000, $429,955,000 and $23,770,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,595) (cost $3,688,466) - See accompanying schedule		$ 4,175,005
Receivable for investments sold		25,076
Receivable for fund shares sold		4,447
Dividends receivable		3,574
Interest receivable		119
Prepaid expenses		13
Other affiliated receivables		13
Other receivables		106
Total assets		4,208,353

Liabilities
Payable for investments purchased	$ 21,306
Payable for fund shares redeemed	1,251
Accrued management fee	2,137
Other affiliated payables	972
Other payables and accrued expenses	147
Collateral on securities loaned, at value	18,118
Total liabilities		43,931

Net Assets		$ 4,164,422
Net Assets consist of:
Paid in capital		$ 4,229,740
Undistributed net investment income		4,445
Accumulated undistributed net realized gain (loss) on investments		(556,302)
Net unrealized appreciation (depreciation) on investments		486,539
Net Assets, for 184,197 shares outstanding		$ 4,164,422
Net Asset Value, offering price and redemption price per share ($4,164,422 ÷ 184,197 shares)		$ 22.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 27,026
Interest		844
Security lending		57
Total income		27,927

Expenses
Management fee Basic fee	$ 11,695
Performance adjustment	716
Transfer agent fees	4,752
Accounting and security lending fees	445
Non-interested trustees' compensation	12
Appreciation in deferred trustee compensation account	7
Custodian fees and expenses	40
Registration fees	133
Audit	34
Legal	12
Miscellaneous	22
Total expenses before reductions	17,868
Expense reductions	(117)	17,751
Net investment income (loss)		10,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	190,194
Futures contracts	641
Total net realized gain (loss)		190,835
Change in net unrealized appreciation (depreciation) on: Investment securities	(42,627)
Futures contracts	(407)
Total change in net unrealized appreciation (depreciation)		(43,034)
Net gain (loss)		147,801
Net increase (decrease) in net assets resulting from operations		$ 157,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,176	$ 15,602
Net realized gain (loss)	190,835	(22,600)
Change in net unrealized appreciation (depreciation)	(43,034)	572,409
Net increase (decrease) in net assets resulting from operations	157,977	565,411
Distributions to shareholders from net investment income	(19,052)	(4,569)
Share transactions Net proceeds from sales of shares	475,686	694,788
Reinvestment of distributions	18,606	4,433
Cost of shares redeemed	(189,075)	(316,694)
Net increase (decrease) in net assets resulting from share transactions	305,217	382,527
Total increase (decrease) in net assets	444,142	943,369

Net Assets
Beginning of period	3,720,280	2,776,911
End of period (including undistributed net investment income of $4,445 and undistributed net investment income of $13,321, respectively)	$ 4,164,422	$ 3,720,280
Other Information Shares
Sold	20,794	36,079
Issued in reinvestment of distributions	853	239
Redeemed	(8,258)	(16,353)
Net increase (decrease)	13,389	19,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.78	$ 18.41	$ 20.56	$ 31.14	$ 32.81	$ 27.61
Income from Investment Operations
Net investment income (loss)D	.06	.10	.03	.10	.16	.25
Net realized and unrealized gain (loss)	.88	3.30	(2.13)	(6.95)	3.34	6.99
Total from investment operations	.94	3.40	(2.10)	(6.85)	3.50	7.24
Distributions from net investment income	(.11)	(.03)	(.05)	(.16)	(.24)	(.22)
Distributions from net realized gain	-	-	-	(3.57)	(4.93)	(1.82)
Total distributions	(.11)	(.03)	(.05)	(3.73)	(5.17)	(2.04)
Net asset value, end of period	$ 22.61	$ 21.78	$ 18.41	$ 20.56	$ 31.14	$ 32.81
Total ReturnB,C	4.33%	18.50%	(10.25)%	(24.70)%	11.65%	27.69%
Ratios to Average Net AssetsE
Expenses before expense reductions	.88%A	.92%	1.01%	.85%	.81%	.65%
Expenses net of voluntary waivers, if any	.88%A	.92%	1.01%	.85%	.81%	.65%
Expenses net of all reductions	.87%A	.90%	1.00%	.84%	.79%	.62%
Net investment income (loss)	.50%A	.50%	.16%	.42%	.50%	.80%
Supplemental Data
Net assets, end of period (in millions)	$ 4,164	$ 3,720	$ 2,777	$ 2,792	$ 3,581	$ 3,322
Portfolio turnover rate	53%A	64%	68%	101%	118%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 666,753
Unrealized depreciation	(181,307)
Net unrealized appreciation (depreciation)	$ 485,446
Cost for federal income tax purposes	$ 3,689,559

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $950 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $103 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $13, respectively.

Semiannual Report

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund were the owners of record of approximately 11%, 16% and 11%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FDE-USAN-0604
1.784913.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	4.7	0.0
Estee Lauder Companies, Inc. Class A	4.4	0.4
General Electric Co.	3.8	1.6
ACE Ltd.	3.1	0.0
Bank of America Corp.	2.7	3.2
Atmel Corp.	2.5	0.0
UnitedGlobalCom, Inc. Class A	2.4	0.0
Fidelity National Financial, Inc.	2.3	2.4
Coventry Health Care, Inc.	2.3	0.0
AES Corp.	2.3	0.0
	30.5
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	17.5
Information Technology	14.6	17.2
Health Care	14.0	13.8
Consumer Discretionary	13.0	10.4
Industrials	10.2	9.2
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Stocks 99.4%		Stocks 95.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	6.6%	** Foreign investments	3.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment, Inc. (a)	55,700	$ 738,025
Household Durables - 2.6%
D.R. Horton, Inc.	17,700	509,760
Hovnanian Enterprises, Inc. Class A (a)	9,600	345,312
		855,072
Media - 2.4%
UnitedGlobalCom, Inc. Class A (a)	107,700	805,596
Multiline Retail - 1.0%
JCPenney Co., Inc.	9,800	331,828
Specialty Retail - 4.8%
American Eagle Outfitters, Inc. (a)	12,500	321,125
AutoNation, Inc. (a)	17,200	292,744
AutoZone, Inc. (a)	7,900	691,803
Staples, Inc.	12,100	311,696
		1,617,368
TOTAL CONSUMER DISCRETIONARY		4,347,889
CONSUMER STAPLES - 9.5%
Food & Staples Retailing - 2.2%
CVS Corp.	10,700	413,341
Wal-Mart Stores, Inc.	5,300	302,100
		715,441
Food Products - 2.9%
Bunge Ltd.	17,300	640,965
Corn Products International, Inc.	8,000	340,000
		980,965
Personal Products - 4.4%
Estee Lauder Companies, Inc. Class A	32,100	1,467,291
TOTAL CONSUMER STAPLES		3,163,697
ENERGY - 7.4%
Oil & Gas - 7.4%
Exxon Mobil Corp.	9,200	391,460
Occidental Petroleum Corp.	6,200	292,640
Overseas Shipholding Group, Inc.	5,900	193,343
Valero Energy Corp.	24,900	1,587,624
		2,465,067
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 21.2%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	2,500	$ 241,875
J.P. Morgan Chase & Co.	6,800	255,680
Knight Trading Group, Inc. (a)	29,800	346,276
		843,831
Commercial Banks - 2.7%
Bank of America Corp.	11,100	893,439
Consumer Finance - 1.0%
Capital One Financial Corp.	5,100	334,203
Diversified Financial Services - 1.0%
Citigroup, Inc.	6,500	312,585
Insurance - 14.0%
ACE Ltd.	23,300	1,021,472
Allstate Corp.	14,000	642,600
AMBAC Financial Group, Inc.	7,900	545,100
American International Group, Inc.	1,300	93,145
Fidelity National Financial, Inc.	21,047	770,320
First American Corp., California	16,600	450,192
MBIA, Inc.	3,800	223,782
PartnerRe Ltd.	9,100	521,430
Torchmark Corp.	3,900	202,956
W.R. Berkley Corp.	5,100	206,550
		4,677,547
TOTAL FINANCIALS		7,061,605
HEALTH CARE - 14.0%
Health Care Providers & Services - 8.4%
Apria Healthcare Group, Inc. (a)	14,200	409,528
Caremark Rx, Inc. (a)	18,400	622,840
Coventry Health Care, Inc. (a)	18,200	761,488
PacifiCare Health Systems, Inc. (a)	9,900	354,024
Pediatrix Medical Group, Inc. (a)	2,900	207,350
U.S. Oncology, Inc. (a)	30,800	458,920
		2,814,150
Pharmaceuticals - 5.6%
Eon Labs, Inc. (a)	9,100	598,325
Kos Pharmaceuticals, Inc. (a)	8,100	333,396
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	10,600	$ 379,056
Sepracor, Inc. (a)	11,400	545,034
		1,855,811
TOTAL HEALTH CARE		4,669,961
INDUSTRIALS - 10.2%
Airlines - 1.1%
AirTran Holdings, Inc. (a)	29,700	362,637
Building Products - 0.7%
Masco Corp.	8,600	240,886
Industrial Conglomerates - 3.8%
General Electric Co.	42,100	1,260,895
Machinery - 4.6%
Cummins, Inc.	7,600	454,556
Joy Global, Inc.	17,500	459,375
Oshkosh Truck Co.	12,000	614,400
		1,528,331
TOTAL INDUSTRIALS		3,392,749
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 4.1%
Avaya, Inc. (a)	11,200	153,216
Comverse Technology, Inc. (a)	17,800	291,208
Juniper Networks, Inc. (a)	21,500	470,420
Motorola, Inc.	25,000	456,250
		1,371,094
Computers & Peripherals - 1.4%
Network Appliance, Inc. (a)	24,400	454,328
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	30,600	361,692
EarthLink, Inc. (a)	23,700	218,277
		579,969
IT Services - 1.0%
DST Systems, Inc. (a)	7,500	331,125
Semiconductors & Semiconductor Equipment - 5.2%
Atmel Corp. (a)	140,800	822,272
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	26,300	$ 676,699
National Semiconductor Corp. (a)	6,100	248,819
		1,747,790
Software - 1.2%
Microsoft Corp.	15,500	402,535
TOTAL INFORMATION TECHNOLOGY		4,886,841
MATERIALS - 2.7%
Metals & Mining - 1.9%
Phelps Dodge Corp. (a)	9,600	631,968
Paper & Forest Products - 0.8%
Georgia-Pacific Corp.	7,900	277,290
TOTAL MATERIALS		909,258
TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
Nextel Communications, Inc. Class A (a)	29,400	701,484
Western Wireless Corp. Class A (a)	17,400	362,268
		1,063,752
UTILITIES - 3.6%
Electric Utilities - 1.3%
TXU Corp.	12,800	436,992
Multi-Utilities & Unregulated Power - 2.3%
AES Corp. (a)	87,600	759,492
TOTAL UTILITIES		1,196,484
TOTAL COMMON STOCKS (Cost $32,631,783)		33,157,303
Money Market Funds - 0.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b)	247,921	$ 247,921
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	62,275	62,275
TOTAL MONEY MARKET FUNDS (Cost $310,196)		310,196
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $32,941,979)		33,467,499
NET OTHER ASSETS - (0.3)%		(112,106)
NET ASSETS - 100%		$ 33,355,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $40,655,614 and $40,774,579, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,153 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $22,068,000 of which $8,041,000, $9,804,000 and $4,223,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,648) (cost $32,941,979) - See accompanying schedule		$ 33,467,499
Receivable for investments sold		555,106
Receivable for fund shares sold		17,813
Dividends receivable		12,968
Interest receivable		460
Prepaid expenses		120
Other receivables		5,662
Total assets		34,059,628

Liabilities
Payable to custodian bank	$ 16,181
Payable for investments purchased	563,255
Payable for fund shares redeemed	20,917
Accrued management fee	9,755
Other affiliated payables	14,342
Other payables and accrued expenses	17,510
Collateral on securities loaned, at value	62,275
Total liabilities		704,235

Net Assets		$ 33,355,393
Net Assets consist of:
Paid in capital		$ 51,842,370
Distributions in excess of net investment income		(10,440)
Accumulated undistributed net realized gain (loss) on investments		(19,002,057)
Net unrealized appreciation (depreciation) on investments		525,520
Net Assets, for 3,902,772 shares outstanding		$ 33,355,393
Net Asset Value, offering price and redemption price per share ($33,355,393 ÷ 3,902,772 shares)		$ 8.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 176,832
Interest		4,198
Security lending		452
Total income		181,482

Expenses
Management fee Basic fee	$ 100,585
Performance adjustment	(43,428)
Transfer agent fees	72,487
Accounting and security lending fees	20,041
Non-interested trustees' compensation	81
Custodian fees and expenses	4,931
Registration fees	9,615
Audit	18,935
Legal	1,309
Miscellaneous	188
Total expenses before reductions	184,744
Expense reductions	(8,447)	176,297
Net investment income (loss)		5,185
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,116,769
Change in net unrealized appreciation (depreciation) on investment securities		(1,943,086)
Net gain (loss)		1,173,683
Net increase (decrease) in net assets resulting from operations		$ 1,178,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,185	$ 65,963
Net realized gain (loss)	3,116,769	(3,952,481)
Change in net unrealized appreciation (depreciation)	(1,943,086)	8,243,860
Net increase (decrease) in net assets resulting from operations	1,178,868	4,357,342
Distributions to shareholders from net investment income	(81,588)	-
Share transactions Net proceeds from sales of shares	3,773,217	4,766,364
Reinvestment of distributions	77,547	-
Cost of shares redeemed	(5,174,751)	(8,758,011)
Net increase (decrease) in net assets resulting from share transactions	(1,323,987)	(3,991,647)
Redemption fees	769	1,991
Total increase (decrease) in net assets	(225,938)	367,686

Net Assets
Beginning of period	33,581,331	33,213,645
End of period (including distributions in excess of net investment income of $10,440 and undistributed net investment income of $65,963, respectively)	$ 33,355,393	$ 33,581,331
Other Information Shares
Sold	433,186	641,207
Issued in reinvestment of distributions	9,188	-
Redeemed	(591,824)	(1,164,326)
Net increase (decrease)	(149,450)	(523,119)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 7.26	$ 10.54	$ 15.92	$ 15.30	$ 12.03
Income from Investment Operations
Net investment income (loss)E	-G	.02	(.07)	.01	.02	.03
Net realized and unrealized gain (loss)	.28	1.01	(3.21)	(4.12)	2.63	3.50
Total from investment operations	.28	1.03	(3.28)	(4.11)	2.65	3.53
Distributions from net investment income	(.02)	-	-	(.02)	(.04)	(.02)
Distributions from net realized gain	-	-	-	(1.25)	(1.99)	(.24)
Total distributions	(.02)	-	-	(1.27)	(2.03)	(.26)
Redemption fees added to paid in capitalE,G	-	-	-	-	-	-
Net asset value, end of period	$ 8.55	$ 8.29	$ 7.26	$ 10.54	$ 15.92	$ 15.30
Total ReturnB,C,D	3.38%	14.19%	(31.12)%	(27.74)%	18.54%	29.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.06%A	1.08%	1.33%	1.26%	1.03%	.89%
Expenses net of voluntary waivers, if any	1.06%A	1.08%	1.33%	1.26%	1.03%	.89%
Expenses net of all reductions	1.01%A	1.03%	1.20%	1.22%	1.02%	.86%
Net investment income (loss)	.03%A	.20%	(.71)%	.09%	.10%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,355	$ 33,581	$ 33,214	$ 49,135	$ 72,466	$ 50,273
Portfolio turnover rate	239%A	199%	256%	309%	94%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Focused Stock Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,096,504
Unrealized depreciation	(1,598,423)
Net unrealized appreciation (depreciation)	$ 498,081
Cost for federal income tax purposes	$ 32,969,418

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .33% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .42% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,195 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,447 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
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(U.K.) Limited

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Boston, MA

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Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

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JPMorgan Chase Bank
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Fidelity®

Small Cap Independence
Fund

Semiannual Report

April 30, 2004
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	5.0	4.0
Fisher Scientific International, Inc.	2.8	2.0
United Auto Group, Inc.	2.3	1.9
Websense, Inc.	2.2	1.6
Affiliated Computer Services, Inc. Class A	2.1	2.3
Omnicare, Inc.	2.0	1.9
Renal Care Group, Inc.	1.8	1.5
Arrow Electronics, Inc.	1.8	1.6
Philadelphia Consolidated Holding Corp.	1.8	2.6
Avnet, Inc.	1.7	1.6
	23.5
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	20.2
Consumer Discretionary	19.1	24.4
Health Care	16.1	14.6
Financials	15.0	20.2
Industrials	13.4	7.9
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003**
	Stocks 94.5%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	2.8%	** Foreign investments	5.9%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 2.2%
Keystone Automotive Industries, Inc. (a)	538,136	$ 13,938
LKQ Corp.	279,200	4,959
Midas, Inc. (a)	132,900	2,427
		21,324
Distributors - 0.1%
Advanced Marketing Services, Inc.	126,500	1,256
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)	450,300	10,132
Ambassadors Group, Inc.	185,634	4,390
Buca, Inc. (a)	623,954	4,093
Orbitz, Inc. Class A	231,400	5,889
Ruby Tuesday, Inc.	82,400	2,465
		26,969
Household Durables - 1.4%
Jarden Corp. (a)	359,850	13,386
Leisure Equipment & Products - 0.5%
RC2 Corp. (a)	163,320	4,428
Specialty Retail - 10.5%
Aeropostale, Inc. (a)	546,600	12,020
Asbury Automotive Group, Inc. (a)	304,800	4,935
Big 5 Sporting Goods Corp. (a)	438,023	10,872
Christopher & Banks Corp.	150,900	2,700
Group 1 Automotive, Inc. (a)	130,500	4,510
Kirkland's, Inc. (a)	171,200	3,090
Lithia Motors, Inc. Class A	186,700	4,822
Pomeroy IT Solutions, Inc.	139,830	1,944
Regis Corp.	187,637	8,147
Sonic Automotive, Inc. Class A	357,100	8,892
The Pep Boys - Manny, Moe & Jack	513,100	14,095
United Auto Group, Inc.	734,000	22,629
Whitehall Jewellers, Inc. (a)	409,800	3,709
		102,365
Textiles Apparel & Luxury Goods - 1.6%
Maxwell Shoe Co., Inc. Class A (a)	150,400	3,398
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Skechers U.S.A., Inc. Class A (a)	374,900	$ 4,615
Warnaco Group, Inc. (a)	400,700	7,665
		15,678
TOTAL CONSUMER DISCRETIONARY		185,406
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 2.1%
BJ's Wholesale Club, Inc. (a)	624,683	15,136
Rite Aid Corp. (a)	1,083,774	5,310
		20,446
Food Products - 0.7%
Interstate Bakeries Corp.	636,550	7,193
Personal Products - 0.7%
NBTY, Inc. (a)	169,100	6,284
TOTAL CONSUMER STAPLES		33,923
ENERGY - 3.6%
Energy Equipment & Services - 1.0%
Hydril Co. (a)	85,100	2,167
Oil States International, Inc. (a)	347,000	4,698
Varco International, Inc. (a)	131,900	2,729
		9,594
Oil & Gas - 2.6%
Encore Acquisition Co. (a)	159,500	4,745
Evergreen Resources, Inc. (a)	89,000	3,572
Patina Oil & Gas Corp.	164,600	4,576
Prima Energy Corp. (a)	112,039	4,160
Quicksilver Resources, Inc. (a)	93,900	4,080
World Fuel Services Corp.	107,700	4,558
		25,691
TOTAL ENERGY		35,285
FINANCIALS - 15.0%
Commercial Banks - 2.4%
Center Financial Corp., California	237,800	3,448
Hanmi Financial Corp.	145,495	3,604
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Nara Bancorp, Inc.	342,900	$ 9,876
Pacific Union Bank	140,234	4,025
Wilshire State Bank, California (a)	80,000	1,911
		22,864
Consumer Finance - 1.1%
Student Loan Corp.	72,700	10,294
Diversified Financial Services - 0.2%
eSpeed, Inc. Class A (a)	116,300	2,047
Insurance - 6.7%
Berkshire Hathaway, Inc. Class A (a)	151	14,102
Hilb, Rogal & Hamilton Co.	161,900	5,804
IPC Holdings Ltd.	115,886	4,265
Montpelier Re Holdings Ltd.	277,879	9,503
Philadelphia Consolidated Holding Corp. (a)	304,216	17,565
StanCorp Financial Group, Inc.	115,400	7,140
USI Holdings Corp. (a)	453,410	6,869
		65,248
Thrifts & Mortgage Finance - 4.6%
Bank Mutual Corp.	734,061	7,752
Farmer Mac Class C (non-vtg.) (a)	397,700	9,954
Harbor Florida Bancshares, Inc.	162,557	4,506
KNBT Bancorp, Inc.	235,860	3,745
NetBank, Inc.	335,900	3,624
Provident Financial Services, Inc.	355,093	6,392
Rainier Pacific Financial Group, Inc. (c)	463,342	7,205
W Holding Co., Inc.	116,586	1,987
		45,165
TOTAL FINANCIALS		145,618
HEALTH CARE - 16.1%
Biotechnology - 0.6%
Connetics Corp. (a)	273,800	5,325
Health Care Equipment & Supplies - 3.7%
Fisher Scientific International, Inc. (a)	463,881	27,160
Nutraceutical International Corp. (a)	382,500	8,893
		36,053
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 11.2%
Centene Corp. (a)	334,400	$ 11,202
Corvel Corp. (a)	187,059	5,814
Coventry Health Care, Inc. (a)	333,724	13,963
Hanger Orthopedic Group, Inc. (a)	801,516	13,121
IMPAC Medical Systems, Inc. (a)	58,891	1,436
Mariner Health Care, Inc. (a)	266,600	4,815
Molina Healthcare, Inc.	207,900	7,414
Odyssey Healthcare, Inc. (a)	247,200	4,155
Omnicare, Inc.	464,728	19,277
Per-Se Technologies, Inc. (a)	120,500	1,289
Renal Care Group, Inc. (a)	355,842	17,607
Universal Health Services, Inc. Class B	110,710	4,860
VistaCare, Inc. Class A (a)	142,500	3,590
		108,543
Pharmaceuticals - 0.6%
InKine Pharmaceutical, Inc. (a)	1,081,200	6,141
TOTAL HEALTH CARE		156,062
INDUSTRIALS - 13.4%
Aerospace & Defense - 0.4%
SI International, Inc. (a)	158,100	4,111
Air Freight & Logistics - 1.0%
Pacer International, Inc. (a)	508,302	9,556
Airlines - 3.8%
ExpressJet Holdings, Inc. Class A (a)	1,218,200	15,496
Pinnacle Airlines Corp.	817,800	11,637
SkyWest, Inc.	564,008	10,265
		37,398
Building Products - 0.4%
Quixote Corp.	182,473	3,540
Commercial Services & Supplies - 6.5%
Corrections Corp. of America (a)	1,341,319	48,878
The Geo Group, Inc. (a)(c)	597,200	14,034
		62,912
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV	311,200	$ 8,947
URS Corp. (a)	144,200	3,725
		12,672
TOTAL INDUSTRIALS		130,189
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.9%
Black Box Corp.	180,733	9,208
Electronic Equipment & Instruments - 4.8%
Arrow Electronics, Inc. (a)	696,300	17,602
Avnet, Inc. (a)	763,200	16,516
Measurement Specialties, Inc. (a)	504,000	9,490
NU Horizons Electronics Corp. (a)	293,300	2,992
		46,600
Internet Software & Services - 5.2%
Bankrate, Inc. (a)	309,700	3,754
Homestore, Inc. (a)	1,869,972	8,976
j2 Global Communications, Inc. (a)	527,100	12,208
Marketwatch.com, Inc. (a)	403,319	4,235
Websense, Inc. (a)	710,029	20,946
		50,119
IT Services - 9.3%
Affiliated Computer Services, Inc. Class A (a)	424,726	20,599
Anteon International Corp. (a)	297,300	9,276
CACI International, Inc. Class A (a)	222,400	10,119
Certegy, Inc.	164,700	5,893
Computer Sciences Corp. (a)	258,500	10,575
CSG Systems International, Inc. (a)	685,836	11,515
DST Systems, Inc. (a)	102,600	4,530
ManTech International Corp. Class A (a)	202,159	5,074
The BISYS Group, Inc. (a)	710,500	10,302
Tier Technologies, Inc. Class B (a)	201,848	2,075
		89,958
Semiconductors & Semiconductor Equipment - 0.6%
Intersil Corp. Class A	320,600	6,332
Software - 1.2%
Aspen Technology, Inc. (a)	224,327	1,458
Dynamics Research Corp. (a)	121,610	2,000
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Moldflow Corp. (a)	183,800	$ 2,016
Pervasive Software, Inc. (a)	575,568	3,453
TALX Corp.	119,866	2,784
		11,711
TOTAL INFORMATION TECHNOLOGY		213,928
MATERIALS - 0.5%
Metals & Mining - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	201,946	4,370
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
NII Holdings, Inc. (a)	347,853	12,175
TOTAL COMMON STOCKS (Cost $736,033)		916,956
Money Market Funds - 9.2%

Fidelity Cash Central Fund, 1.06% (b)	58,360,703	58,361
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	30,342,400	30,342
TOTAL MONEY MARKET FUNDS (Cost $88,703)		88,703
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $824,736)		1,005,659
NET OTHER ASSETS - (3.7)%		(35,450)
NET ASSETS - 100%		$ 970,209
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $391,031,000 and $484,022,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,957,000. The weighted average interest rate was 1.13%. Interest expense includes $1,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $33,865,000 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,447) (cost $824,736) - See accompanying schedule		$ 1,005,659
Receivable for investments sold		1,926
Receivable for fund shares sold		1,352
Dividends receivable		40
Interest receivable		31
Prepaid expenses		3
Other affiliated receivables		2
Other receivables		151
Total assets		1,009,164

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	4,978
Payable for fund shares redeemed	2,718
Accrued management fee	639
Other affiliated payables	249
Other payables and accrued expenses	25
Collateral on securities loaned, at value	30,342
Total liabilities		38,955

Net Assets		$ 970,209
Net Assets consist of:
Paid in capital		$ 779,496
Accumulated net investment loss		(2,646)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,436
Net unrealized appreciation (depreciation) on investments		180,923
Net Assets, for 52,647 shares outstanding		$ 970,209
Net Asset Value, offering price and redemption price per share ($970,209 ÷ 52,647 shares)		$ 18.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends (including $23 received from affiliated issuers)		$ 1,666
Interest		122
Security lending		64
Total income		1,852

Expenses
Management fee Basic fee	$ 3,024
Performance adjustment	49
Transfer agent fees	1,342
Accounting and security lending fees	149
Non-interested trustees' compensation	3
Custodian fees and expenses	19
Registration fees	25
Audit	22
Legal	5
Interest	1
Miscellaneous	5
Total expenses before reductions	4,644
Expense reductions	(146)	4,498
Net investment income (loss)		(2,646)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $100 on sales of investments in affiliated issuers)	48,899
Foreign currency transactions	3
Total net realized gain (loss)		48,902
Change in net unrealized appreciation (depreciation) on investment securities		36,675
Net gain (loss)		85,577
Net increase (decrease) in net assets resulting from operations		$ 82,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,646)	$ (4,829)
Net realized gain (loss)	48,902	37,066
Change in net unrealized appreciation (depreciation)	36,675	146,677
Net increase (decrease) in net assets resulting from operations	82,931	178,914
Share transactions Net proceeds from sales of shares	146,510	213,113
Cost of shares redeemed	(192,109)	(351,520)
Net increase (decrease) in net assets resulting from share transactions	(45,599)	(138,407)
Redemption fees	175	447
Total increase (decrease) in net assets	37,507	40,954

Net Assets
Beginning of period	932,702	891,748
End of period (including accumulated net investment loss of $2,646 and undistributed net investment income of $0, respectively).	$ 970,209	$ 932,702
Other Information Shares
Sold	8,032	14,983
Redeemed	(10,683)	(25,448)
Net increase (decrease)	(2,651)	(10,465)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 I	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 13.56	$ 15.40	$ 16.87	$ 14.24	$ 13.83	$ 18.11
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.08)	.10 F	.03	.01	.07
Net realized and unrealized gain (loss)	1.61	3.38	(1.33)	(.81)	2.60	.47	(3.71)
Total from investment operations	1.56	3.30	(1.41)	(.71)	2.63	.48	(3.64)
Distributions from net investment income	-	-	-	(.03)	(.02)	(.07)	(.04)
Distributions from net realized gain	-	-	(.44)	(.74)	-	-	(.61)
Total distributions	-	-	(.44)	(.77)	(.02)	(.07)	(.65)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	- J	.01
Net asset value, end of period	$ 18.43	$ 16.87	$ 13.56	$ 15.40	$ 16.87	$ 14.24	$ 13.83
Total Return B, C, D	9.25%	24.41%	(9.58)%	(4.29)%	18.62%	3.48%	(20.61)%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A	1.06%	1.12%	.86%	.88%	.86%	.89%
Expenses net of voluntary waivers, if any	.96% A	1.06%	1.12%	.86%	.88%	.86%	.89%
Expenses net of all reductions	.93% A	.93%	.91%	.74%	.84%	.82%	.85%
Net investment income (loss)	(.55)% A	(.59)%	(.52)%	.66%	.20%	.15%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 970	$ 933	$ 892	$ 773	$ 681	$ 556	$ 591
Portfolio turnover rate	83% A	220%	290%	450%	159%	173%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the period ended April 30. I Six months ended October 31.
J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Independence Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 201,316
Unrealized depreciation	(22,417)
Net unrealized appreciation (depreciation)	$ 178,899
Cost for federal income tax purposes	$ 826,760

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $122 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Semiannual Report

6. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $143 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $3.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period

Rainier Pacific Financial Group, Inc.	$ 7,807	$ -	$ -	$ 23	$ 7,205
The Geo Group, Inc.	12,654	156	348	-	14,034
TOTALS	$ 20,461	$ 156	$ 348	$ 23	$ 21,239

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCS-USAN-0604
1.784915.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Stock Selector

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.5	3.9
Citigroup, Inc.	3.4	3.0
Pfizer, Inc.	3.2	2.3
American International Group, Inc.	3.0	3.4
Exxon Mobil Corp.	2.3	1.7
Intel Corp.	2.1	1.9
Dell, Inc.	2.1	2.1
Procter & Gamble Co.	2.0	2.0
Bank of America Corp.	2.0	1.9
Wal-Mart Stores, Inc.	1.9	1.9
	27.5
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	20.8
Financials	19.0	20.5
Health Care	13.0	12.5
Consumer Discretionary	12.2	11.5
Industrials	10.6	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Stocks 95.5%		Stocks 94.3%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	1.6%	** Foreign investments	2.0%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 1.5%
Hilton Hotels Corp.	160,000	$ 2,798
Mandalay Resort Group	32,000	1,838
Marriott International, Inc. Class A	40,400	1,905
McDonald's Corp.	139,900	3,809
Outback Steakhouse, Inc.	1,000	44
Sonic Corp. (a)	30,000	968
Yum! Brands, Inc. (a)	10,000	388
		11,750
Household Durables - 0.1%
Beazer Homes USA, Inc.	11,000	1,083
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	33,400	2,666
InterActiveCorp (a)	3,800	121
PetMed Express, Inc. (a)	20,000	213
		3,000
Media - 6.5%
Cablevision Systems Corp. - NY Group Class A (a)	75,000	1,637
Clear Channel Communications, Inc.	97,500	4,045
Comcast Corp. Class A (special) (a)	140,000	4,059
Cumulus Media, Inc. Class A (a)	70,000	1,471
E.W. Scripps Co. Class A	8,000	844
EchoStar Communications Corp. Class A (a)	44,500	1,477
Emmis Communications Corp. Class A (a)	30,000	702
Fox Entertainment Group, Inc. Class A (a)	120,000	3,342
Gannett Co., Inc.	30,000	2,600
Lamar Advertising Co. Class A (a)	52,800	2,168
Liberty Media Corp. Class A (a)	270,000	2,954
Meredith Corp.	41,700	2,124
News Corp. Ltd.:
ADR	55,000	2,011
sponsored ADR	35,000	1,181
Scholastic Corp. (a)	48,700	1,381
Time Warner, Inc. (a)	449,900	7,567
Univision Communications, Inc. Class A (a)	45,000	1,523
Viacom, Inc. Class B (non-vtg.)	150,200	5,805
Walt Disney Co.	167,900	3,867
		50,758
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Saks, Inc.	55,000	$ 792
Target Corp.	128,000	5,551
		6,343
Specialty Retail - 2.2%
AutoZone, Inc. (a)	15,000	1,314
Best Buy Co., Inc.	69,100	3,749
Home Depot, Inc.	298,100	10,490
Staples, Inc.	61,000	1,571
		17,124
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	46,900	1,646
NIKE, Inc. Class B	51,300	3,691
		5,337
TOTAL CONSUMER DISCRETIONARY		95,395
CONSUMER STAPLES - 8.0%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	80,000	4,099
PepsiCo, Inc.	99,300	5,411
The Coca-Cola Co.	88,100	4,455
		13,965
Food & Staples Retailing - 2.1%
Safeway, Inc. (a)	39,200	900
Sysco Corp.	25,000	956
United Natural Foods, Inc. (a)	11,400	286
Wal-Mart Stores, Inc.	253,400	14,444
		16,586
Household Products - 3.0%
Colgate-Palmolive Co.	110,000	6,367
Energizer Holdings, Inc. (a)	27,000	1,169
Procter & Gamble Co.	149,300	15,788
		23,324
Personal Products - 0.6%
Avon Products, Inc.	40,000	3,360
Gillette Co.	40,000	1,637
		4,997
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	63,800	$ 3,533
TOTAL CONSUMER STAPLES		62,405
ENERGY - 4.7%
Energy Equipment & Services - 1.7%
BJ Services Co. (a)	81,000	3,605
ENSCO International, Inc.	40,000	1,095
Nabors Industries Ltd. (a)	34,300	1,522
Smith International, Inc. (a)	86,100	4,714
Weatherford International Ltd. (a)	56,100	2,439
		13,375
Oil & Gas - 3.0%
Apache Corp.	30,800	1,290
Burlington Resources, Inc.	47,400	3,189
Exxon Mobil Corp.	421,300	17,926
Valero Energy Corp.	23,200	1,479
		23,884
TOTAL ENERGY		37,259
FINANCIALS - 19.0%
Capital Markets - 3.1%
Bank of New York Co., Inc.	10,000	291
Charles Schwab Corp.	185,000	1,904
J.P. Morgan Chase & Co.	72,400	2,722
Lehman Brothers Holdings, Inc.	10,000	734
Mellon Financial Corp.	10,000	296
Merrill Lynch & Co., Inc.	196,400	10,651
Morgan Stanley	148,600	7,637
		24,235
Commercial Banks - 4.1%
Bank of America Corp.	195,000	15,696
Fifth Third Bancorp	25,000	1,342
KeyCorp	15,000	446
PNC Financial Services Group, Inc.	6,000	319
SunTrust Banks, Inc.	5,000	340
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	50,000	$ 2,288
Wells Fargo & Co.	210,700	11,896
		32,327
Consumer Finance - 2.0%
American Express Co.	163,900	8,023
MBNA Corp.	277,531	6,766
SLM Corp.	24,000	919
		15,708
Diversified Financial Services - 3.4%
Citigroup, Inc.	556,066	26,741
Insurance - 5.3%
ACE Ltd.	65,000	2,850
AFLAC, Inc.	46,800	1,976
American International Group, Inc.	325,400	23,315
Everest Re Group Ltd.	25,000	2,130
Hartford Financial Services Group, Inc.	36,900	2,254
MetLife, Inc.	30,000	1,035
The Chubb Corp.	30,000	2,070
W.R. Berkley Corp.	80,000	3,240
XL Capital Ltd. Class A	30,000	2,291
		41,161
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	20,239	1,200
Fannie Mae	39,300	2,701
MGIC Investment Corp.	20,000	1,472
Sovereign Bancorp, Inc.	170,300	3,403
		8,776
TOTAL FINANCIALS		148,948
HEALTH CARE - 13.0%
Biotechnology - 1.6%
Amgen, Inc. (a)	41,600	2,341
Biogen Idec, Inc. (a)	25,000	1,475
Cephalon, Inc. (a)	33,000	1,878
Charles River Laboratories International, Inc. (a)	22,000	1,012
Genentech, Inc. (a)	17,000	2,088
Millennium Pharmaceuticals, Inc. (a)	100,000	1,499
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	10,000	$ 738
Protein Design Labs, Inc. (a)	55,000	1,346
		12,377
Health Care Equipment & Supplies - 2.1%
Apogent Technologies, Inc. (a)	30,000	973
Baxter International, Inc.	58,000	1,836
Becton, Dickinson & Co.	15,000	758
Biomet, Inc.	10,000	395
Boston Scientific Corp. (a)	81,000	3,336
C.R. Bard, Inc.	5,000	531
Dade Behring Holdings, Inc. (a)	30,000	1,380
Kensey Nash Corp. (a)	19,000	616
Medtronic, Inc.	95,300	4,809
St. Jude Medical, Inc. (a)	26,300	2,006
		16,640
Health Care Providers & Services - 2.2%
American Healthways, Inc. (a)	98,000	2,375
AmerisourceBergen Corp.	25,000	1,447
Cardinal Health, Inc.	59,500	4,358
Inveresk Research Group, Inc. (a)	70,000	1,984
PacifiCare Health Systems, Inc. (a)	14,600	522
Tenet Healthcare Corp. (a)	35,000	412
UnitedHealth Group, Inc.	107,200	6,591
		17,689
Pharmaceuticals - 7.1%
Abbott Laboratories	95,000	4,182
Elan Corp. PLC sponsored ADR (a)	70,000	1,512
Eli Lilly & Co.	39,200	2,893
Forest Laboratories, Inc. (a)	11,300	729
Johnson & Johnson	170,800	9,228
Merck & Co., Inc.	96,500	4,536
Pfizer, Inc.	707,640	25,305
Schering-Plough Corp.	110,300	1,845
Wyeth	137,500	5,235
		55,465
TOTAL HEALTH CARE		102,171
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.8%
Aviall, Inc. (a)	76,000	$ 1,258
Boeing Co.	105,000	4,482
Goodrich Corp.	57,000	1,641
Honeywell International, Inc.	190,000	6,570
Lockheed Martin Corp.	81,100	3,868
United Technologies Corp.	44,300	3,821
		21,640
Air Freight & Logistics - 0.5%
CNF, Inc.	25,000	914
FedEx Corp.	44,600	3,207
		4,121
Airlines - 0.4%
Southwest Airlines Co.	191,700	2,737
Building Products - 0.3%
American Standard Companies, Inc. (a)	7,200	757
Jacuzzi Brands, Inc. (a)	85,000	743
Trex Co., Inc. (a)	15,000	581
		2,081
Commercial Services & Supplies - 1.1%
Cendant Corp.	105,000	2,486
Herman Miller, Inc.	50,000	1,314
Monster Worldwide, Inc. (a)	65,700	1,683
Robert Half International, Inc. (a)	115,000	3,136
		8,619
Construction & Engineering - 0.0%
Granite Construction, Inc.	18,300	363
Electrical Equipment - 0.3%
Emerson Electric Co.	40,000	2,409
Industrial Conglomerates - 3.6%
3M Co.	113,800	9,841
General Electric Co.	431,000	12,908
Tyco International Ltd.	210,000	5,765
		28,514
Machinery - 1.2%
Caterpillar, Inc.	40,000	3,109
Ingersoll-Rand Co. Ltd. Class A	11,000	710
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	96,200	$ 4,343
Timken Co.	40,000	882
		9,044
Road & Rail - 0.2%
Union Pacific Corp.	32,000	1,886
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	30,000	1,572
TOTAL INDUSTRIALS		82,986
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.0%
Alcatel SA sponsored ADR (a)	115,000	1,686
Avaya, Inc. (a)	164,900	2,256
CIENA Corp. (a)	60,000	248
Cisco Systems, Inc. (a)	531,700	11,097
Comverse Technology, Inc. (a)	35,000	573
Corning, Inc. (a)	70,000	772
Juniper Networks, Inc. (a)	71,600	1,567
Lucent Technologies, Inc. (a)	132,400	446
Motorola, Inc.	158,200	2,887
NMS Communications Corp. (a)	19,000	147
QUALCOMM, Inc.	33,000	2,061
Research in Motion Ltd. (a)	300	26
		23,766
Computers & Peripherals - 3.4%
Applied Films Corp. (a)	60,000	1,428
Concurrent Computer Corp. (a)	105,000	215
Dell, Inc. (a)	472,100	16,387
Diebold, Inc.	51,900	2,392
EMC Corp. (a)	241,200	2,692
Hewlett-Packard Co.	78,900	1,554
Lexmark International, Inc. Class A (a)	13,000	1,176
Western Digital Corp. (a)	90,000	727
		26,571
Electronic Equipment & Instruments - 0.6%
AU Optronics Corp. sponsored ADR	20,000	430
Molex, Inc.	25,000	745
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	450,000	$ 2,205
Thermo Electron Corp. (a)	40,000	1,168
		4,548
Internet Software & Services - 0.5%
Homestore, Inc. (a)	135,000	648
Yahoo!, Inc. (a)	61,400	3,098
		3,746
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	40,000	1,940
CSG Systems International, Inc. (a)	67,500	1,133
First Data Corp.	165,000	7,489
Paychex, Inc.	70,000	2,610
		13,172
Semiconductors & Semiconductor Equipment - 4.7%
Agere Systems, Inc. Class B (a)	385,246	836
Altera Corp. (a)	97,600	1,953
Analog Devices, Inc.	70,000	2,982
Fairchild Semiconductor International, Inc. (a)	22,600	440
Integrated Circuit Systems, Inc. (a)	32,300	765
Intel Corp.	646,300	16,629
Intersil Corp. Class A	28,400	561
KLA-Tencor Corp. (a)	57,900	2,413
Kopin Corp. (a)	185,000	921
National Semiconductor Corp. (a)	84,100	3,430
Teradyne, Inc. (a)	80,000	1,630
Texas Instruments, Inc.	174,200	4,372
		36,932
Software - 6.6%
BEA Systems, Inc. (a)	85,000	970
Cadence Design Systems, Inc. (a)	110,700	1,419
Microsoft Corp.	1,660,400	43,125
Oracle Corp. (a)	175,000	1,964
PeopleSoft, Inc. (a)	15,000	253
Reynolds & Reynolds Co. Class A	40,000	1,142
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Solutions, Inc. (a)	30,000	$ 540
VERITAS Software Corp. (a)	98,000	2,614
		52,027
TOTAL INFORMATION TECHNOLOGY		160,762
MATERIALS - 3.9%
Chemicals - 2.2%
Dow Chemical Co.	128,700	5,108
E.I. du Pont de Nemours & Co.	25,000	1,074
Ecolab, Inc.	28,000	834
Lyondell Chemical Co.	73,900	1,208
Millennium Chemicals, Inc.	148,000	2,423
Olin Corp.	43,200	746
PolyOne Corp. (a)	88,396	605
Praxair, Inc.	155,000	5,665
		17,663
Containers & Packaging - 0.2%
Pactiv Corp. (a)	66,600	1,528
Metals & Mining - 0.9%
Alcoa, Inc.	90,000	2,768
Falconbridge Ltd.	1,400	30
Newmont Mining Corp.	50,000	1,870
Peabody Energy Corp.	45,000	2,110
		6,778
Paper & Forest Products - 0.6%
Bowater, Inc.	60,000	2,517
International Paper Co.	60,000	2,419
		4,936
TOTAL MATERIALS		30,905
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.4%
Qwest Communications International, Inc. (a)	380,200	1,528
SBC Communications, Inc.	350,300	8,722
Sprint Corp. - FON Group	37,500	671
Verizon Communications, Inc.	204,300	7,710
		18,631
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc. (a)	285,000	$ 3,936
Nextel Communications, Inc. Class A (a)	140,000	3,340
		7,276
TOTAL TELECOMMUNICATION SERVICES		25,907
UTILITIES - 0.3%
Electric Utilities - 0.2%
Dominion Resources, Inc.	10,000	638
TXU Corp.	20,000	683
		1,321
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	117,200	1,016
TOTAL UTILITIES		2,337
TOTAL COMMON STOCKS (Cost $725,473)		749,075
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 1.06% (b)	24,072,934	24,073
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	991,500	992
TOTAL MONEY MARKET FUNDS (Cost $25,065)		25,065
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $750,538)		774,140
NET OTHER ASSETS - 1.3%		10,471
NET ASSETS - 100%		$ 784,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $515,150,000 and $554,679,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65,000 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $193,859,000 of which $112,480,000 and $81,379,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $952) (cost $750,538) - See accompanying schedule		$ 774,140
Receivable for investments sold		23,697
Receivable for fund shares sold		193
Dividends receivable		830
Interest receivable		13
Prepaid expenses		3
Other receivables		56
Total assets		798,932

Liabilities
Payable for investments purchased	$ 12,356
Payable for fund shares redeemed	380
Accrued management fee	400
Other affiliated payables	170
Other payables and accrued expenses	23
Collateral on securities loaned, at value	992
Total liabilities		14,321

Net Assets		$ 784,611
Net Assets consist of:
Paid in capital		$ 907,776
Undistributed net investment income		1,037
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(147,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,603
Net Assets, for 37,396 shares outstanding		$ 784,611
Net Asset Value, offering price and redemption price per share ($784,611 ÷ 37,396 shares)		$ 20.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,050
Interest		152
Security lending		3
Total income		5,205

Expenses
Management fee Basic fee	$ 2,332
Performance adjustment	10
Transfer agent fees	874
Accounting and security lending fees	129
Non-interested trustees' compensation	3
Custodian fees and expenses	21
Registration fees	13
Audit	24
Legal	2
Miscellaneous	6
Total expenses before reductions	3,414
Expense reductions	(114)	3,300
Net investment income (loss)		1,905
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	72,447
Foreign currency transactions	2
Total net realized gain (loss)		72,449
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,968)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(28,967)
Net gain (loss)		43,482
Net increase (decrease) in net assets resulting from operations		$ 45,387

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,905	$ 4,672
Net realized gain (loss)	72,449	46,334
Change in net unrealized appreciation (depreciation)	(28,967)	76,993
Net increase (decrease) in net assets resulting from operations	45,387	127,999
Distributions to shareholders from net investment income	(4,700)	(2,645)
Share transactions Net proceeds from sales of shares	17,296	42,774
Reinvestment of distributions	4,477	2,513
Cost of shares redeemed	(67,844)	(124,170)
Net increase (decrease) in net assets resulting from share transactions	(46,071)	(78,883)
Total increase (decrease) in net assets	(5,384)	46,471

Net Assets
Beginning of period	789,995	743,524
End of period (including undistributed net investment income of $1,037 and undistributed net investment income of $3,832, respectively)	$ 784,611	$ 789,995
Other Information Shares
Sold	819	2,424
Issued in reinvestment of distributions	224	146
Redeemed	(3,227)	(7,166)
Net increase (decrease)	(2,184)	(4,596)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 16.83	$ 19.54	$ 31.80	$ 32.29	$ 27.09
Income from Investment Operations
Net investment income (loss) D	.05	.11	.07	.14	.16	.20
Net realized and unrealized gain (loss)	1.09	3.08	(2.64)	(7.33)	3.31	7.23
Total from investment operations	1.14	3.19	(2.57)	(7.19)	3.47	7.43
Distributions from net investment income	(.12)	(.06)	(.14)	(.13)	(.12)	(.30)
Distributions from net realized gain	-	-	-	(4.94)	(3.84)	(1.93)
Total distributions	(.12)	(.06)	(.14)	(5.07)	(3.96)	(2.23)
Net asset value, end of period	$ 20.98	$ 19.96	$ 16.83	$ 19.54	$ 31.80	$ 32.29
Total Return B, C	5.74%	19.01%	(13.30)%	(26.41)%	11.54%	29.15%
Ratios to Average Net Assets E
Expenses before expense reductions	.84% A	.86%	.94%	.67%	.61%	.62%
Expenses net of voluntary waivers, if any	.84% A	.86%	.94%	.67%	.61%	.62%
Expenses net of all reductions	.82% A	.82%	.83%	.63%	.56%	.59%
Net investment income (loss)	.47% A	.63%	.39%	.62%	.52%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 785	$ 790	$ 744	$ 1,017	$ 1,602	$ 1,654
Portfolio turnover rate	133% A	159%	255%	137%	164%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 52,752
Unrealized depreciation	(50,413)
Net unrealized appreciation (depreciation)	$ 2,339
Cost for federal income tax purposes	$ 771,801

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $152 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $113 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

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Fidelity Management & Research Company

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Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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Fidelity®

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Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Fluor Corp.	1.4	0.8
Flextronics International Ltd.	1.3	0.9
Ceridian Corp.	1.2	1.1
Smith International, Inc.	1.2	0.9
Baxter International, Inc.	1.2	0.5
Celestica, Inc. (sub. vtg.)	1.0	0.7
St. Paul Companies, Inc.	1.0	0.4
Alcan, Inc.	1.0	0.8
Precision Castparts Corp.	1.0	0.5
Kennametal, Inc.	1.0	0.8
	11.3
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.4	15.0
Consumer Discretionary	14.2	13.9
Industrials	13.8	15.6
Financials	13.3	14.4
Energy	12.0	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Stocks 95.3%		Stocks 92.9%
	Bonds 0.3%		Bonds 0.0%
	Convertible Securities 1.2%		Convertible Securities 1.9%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 5.2%
* Foreign investments	9.5%	** Foreign investments	8.2%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	350,000	$ 7,343
Automobiles - 0.3%
Monaco Coach Corp.	876,950	22,862
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc. (a)	290,300	11,165
Caesars Entertainment, Inc. (a)	795,420	10,539
California Pizza Kitchen, Inc. (a)	78,500	1,649
Carnival Corp. unit	200,000	8,534
Harrah's Entertainment, Inc.	380,000	20,208
Hilton Hotels Corp.	1,320,800	23,101
Kerzner International Ltd. (a)	5,500	235
Mandalay Resort Group	584,180	33,561
Outback Steakhouse, Inc.	754,620	33,150
Royal Caribbean Cruises Ltd.	765,790	31,037
Starwood Hotels & Resorts Worldwide, Inc. unit	180,160	7,169
Wendy's International, Inc.	176,200	6,872
Yum! Brands, Inc. (a)	839,920	32,580
		219,800
Household Durables - 2.0%
American Greetings Corp. Class A (a)	561,100	11,503
Furniture Brands International, Inc.	1,079,600	30,380
Jarden Corp. (a)	375,000	13,950
Leggett & Platt, Inc.	1,227,210	27,735
Newell Rubbermaid, Inc.	1,782,000	42,126
Whirlpool Corp.	396,460	25,972
		151,666
Leisure Equipment & Products - 0.8%
Brunswick Corp.	1,165,700	47,922
K2, Inc. (a)	454,570	6,664
RC2 Corp. (a)	111,300	3,017
		57,603
Media - 2.6%
Catalina Marketing Corp. (a)	620,750	10,292
Clear Channel Communications, Inc.	869,960	36,095
Cumulus Media, Inc. Class A (a)	622,547	13,086
E.W. Scripps Co. Class A	167,400	17,669
Emmis Communications Corp. Class A (a)	1,295,202	30,308
NTL, Inc. (a)	80,686	4,581
Reader's Digest Association, Inc. (non-vtg.)	2,071,371	29,683
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc. (a)	2,000,000	$ 33,640
Viacom, Inc. Class B (non-vtg.)	548,700	21,207
		196,561
Multiline Retail - 1.2%
Big Lots, Inc. (a)	3,139,260	44,452
Nordstrom, Inc.	1,336,400	47,616
		92,068
Specialty Retail - 3.0%
American Eagle Outfitters, Inc. (a)	1,202,910	30,903
AutoNation, Inc. (a)	1,138,400	19,376
Circuit City Stores, Inc.	607,600	7,097
Foot Locker, Inc.	436,820	10,484
Limited Brands, Inc.	1,617,540	33,386
Office Depot, Inc. (a)	957,800	16,771
Pier 1 Imports, Inc.	754,300	15,584
Select Comfort Corp. (a)	174,300	4,225
Sherwin-Williams Co.	629,720	23,961
Stage Stores, Inc. (a)	400,050	15,706
Toys 'R' Us, Inc. (a)	3,546,900	54,800
		232,293
Textiles Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc.	1,606,800	56,399
Polo Ralph Lauren Corp. Class A	618,160	21,388
Timberland Co. Class A (a)	260,400	16,332
Warnaco Group, Inc. (a)	369,080	7,061
		101,180
TOTAL CONSUMER DISCRETIONARY		1,081,376
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.5%
Safeway, Inc. (a)	1,598,470	36,685
Food Products - 0.5%
Dean Foods Co. (a)	405,698	13,623
Hormel Foods Corp.	838,420	25,563
Interstate Bakeries Corp.	317,490	3,588
		42,774
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.3%
Kimberly-Clark Corp.	359,400	$ 23,523
TOTAL CONSUMER STAPLES		102,982
ENERGY - 12.0%
Energy Equipment & Services - 9.1%
Baker Hughes, Inc.	1,928,460	70,736
BJ Services Co. (a)	1,490,000	66,305
Cooper Cameron Corp. (a)	1,504,030	72,720
ENSCO International, Inc.	510,800	13,981
FMC Technologies, Inc. (a)	759,300	20,691
GlobalSantaFe Corp.	302,820	7,985
Grant Prideco, Inc. (a)	1,999,100	30,486
Helmerich & Payne, Inc.	1,412,800	38,131
Maverick Tube Corp. (a)	413,210	9,351
Nabors Industries Ltd. (a)	737,500	32,716
National-Oilwell, Inc. (a)	2,086,400	58,252
Noble Corp. (a)	1,255,800	46,666
Pride International, Inc. (a)	975,200	16,452
Smith International, Inc. (a)	1,667,400	91,290
Transocean, Inc. (a)	1,050,000	29,159
Varco International, Inc. (a)	1,654,300	34,227
Weatherford International Ltd. (a)	1,291,774	56,166
		695,314
Oil & Gas - 2.9%
Apache Corp.	734,600	30,758
Burlington Resources, Inc.	541,700	36,440
Cimarex Energy Co. (a)	58,428	1,612
ConocoPhillips	449,731	32,066
EnCana Corp.	831,890	32,631
Occidental Petroleum Corp.	736,500	34,763
Premcor, Inc. (a)	799,100	27,513
Valero Energy Corp.	379,700	24,210
		219,993
TOTAL ENERGY		915,307
FINANCIALS - 13.2%
Capital Markets - 0.7%
Bank of New York Co., Inc.	130,000	3,788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	1,247,800	$ 12,840
Janus Capital Group, Inc.	1,032,800	15,699
LaBranche & Co., Inc.	100,000	977
Lehman Brothers Holdings, Inc.	300,000	22,020
		55,324
Commercial Banks - 2.5%
Bank of America Corp.	382,830	30,814
Bank One Corp.	590,060	29,131
Banknorth Group, Inc.	842,800	25,815
City National Corp.	115,760	7,137
Hibernia Corp. Class A	332,839	7,253
North Fork Bancorp, Inc., New York	175,300	6,507
UnionBanCal Corp.	477,098	25,491
Wachovia Corp.	1,037,767	47,478
Zions Bancorp	159,300	9,004
		188,630
Consumer Finance - 0.1%
Rewards Network, Inc. (a)	377,000	3,698
Diversified Financial Services - 0.2%
Citigroup, Inc.	308,024	14,813
Insurance - 5.7%
ACE Ltd.	881,200	38,632
AFLAC, Inc.	632,120	26,694
Allstate Corp.	622,240	28,561
AMBAC Financial Group, Inc.	468,700	32,340
Conseco, Inc. (a)	452,100	8,952
Everest Re Group Ltd.	456,900	38,919
Marsh & McLennan Companies, Inc.	710,000	32,021
MBIA, Inc.	556,800	32,790
MetLife, Inc.	1,039,890	35,876
PartnerRe Ltd.	462,600	26,507
Reinsurance Group of America, Inc.	560,200	21,747
Scottish Re Group Ltd.	321,180	7,027
St. Paul Companies, Inc.	1,837,020	74,712
The Chubb Corp.	450,300	31,071
		435,849
Real Estate - 2.8%
Alexandria Real Estate Equities, Inc.	425,800	24,194
Apartment Investment & Management Co. Class A	575,350	16,208
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Boston Properties, Inc.	410,000	$ 19,270
CenterPoint Properties Trust (SBI)	304,500	21,954
Duke Realty Corp.	951,300	27,740
Pan Pacific Retail Properties, Inc.	141,600	6,220
Public Storage, Inc.	456,700	19,085
Reckson Associates Realty Corp.	1,017,300	24,181
Simon Property Group, Inc.	516,900	24,920
Vornado Realty Trust	587,100	29,619
		213,391
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	861,433	51,083
Fannie Mae	327,100	22,478
Freddie Mac	257,100	15,015
Sovereign Bancorp, Inc.	200,000	3,996
		92,572
TOTAL FINANCIALS		1,004,277
HEALTH CARE - 8.7%
Biotechnology - 0.4%
CSL Ltd.	810,523	12,918
Millennium Pharmaceuticals, Inc. (a)	987,130	14,797
		27,715
Health Care Equipment & Supplies - 3.2%
Apogent Technologies, Inc. (a)	373,450	12,107
Bausch & Lomb, Inc.	280,080	17,597
Baxter International, Inc.	2,789,840	88,298
Becton, Dickinson & Co.	661,820	33,455
Dade Behring Holdings, Inc. (a)	1,087,780	50,038
Fisher Scientific International, Inc. (a)	728,700	42,665
		244,160
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	95,310	5,517
Community Health Systems, Inc. (a)	298,500	7,698
Covance, Inc. (a)	567,000	19,131
HCA, Inc.	1,422,640	57,802
Inveresk Research Group, Inc. (a)	549,940	15,585
Laboratory Corp. of America Holdings (a)	590,000	23,447
PacifiCare Health Systems, Inc. (a)	265,200	9,484
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pediatrix Medical Group, Inc. (a)	446,480	$ 31,923
Quest Diagnostics, Inc.	380,660	32,109
Triad Hospitals, Inc. (a)	1,086,750	36,960
Universal Health Services, Inc. Class B	1,318,740	57,893
WebMD Corp. (a)	2,152,650	18,922
		316,471
Pharmaceuticals - 1.0%
Forest Laboratories, Inc. (a)	390,000	25,147
Schering-Plough Corp.	2,625,050	43,917
Wyeth	170,000	6,472
		75,536
TOTAL HEALTH CARE		663,882
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.9%
EADS NV	1,348,900	34,100
GenCorp, Inc.	1,314,800	13,950
Goodrich Corp.	1,085,100	31,240
Honeywell International, Inc.	898,700	31,077
Lockheed Martin Corp.	341,190	16,275
Precision Castparts Corp.	1,648,810	74,213
United Defense Industries, Inc. (a)	493,120	17,087
		217,942
Air Freight & Logistics - 0.4%
CNF, Inc.	920,500	33,653
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	347,900	11,592
Building Products - 0.8%
American Standard Companies, Inc. (a)	13,370	1,406
Masco Corp.	2,022,600	56,653
		58,059
Commercial Services & Supplies - 1.1%
Central Parking Corp.	107,100	2,045
CoStar Group, Inc. (a)	101,240	3,992
Herman Miller, Inc.	184,015	4,836
IKON Office Solutions, Inc.	795,400	8,853
John H. Harland Co.	240,820	7,420
Manpower, Inc.	624,700	29,298
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Steelcase, Inc. Class A	1,666,000	$ 20,475
Tetra Tech, Inc. (a)	115,900	1,925
Waste Connections, Inc. (a)	130,840	5,269
		84,113
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	908,300	21,418
Fluor Corp.	2,772,610	105,803
Granite Construction, Inc.	352,200	6,991
		134,212
Electrical Equipment - 0.1%
A.O. Smith Corp.	85,160	2,546
AMETEK, Inc.	158,800	4,208
		6,754
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	225,600	13,367
Textron, Inc.	740,640	40,869
Tyco International Ltd.	1,167,470	32,047
		86,283
Machinery - 4.4%
AGCO Corp. (a)	950,510	18,297
Albany International Corp. Class A (c)	1,579,090	48,162
Crane Co.	679,000	20,920
Eaton Corp.	344,680	20,467
Harsco Corp.	916,700	39,904
ITT Industries, Inc.	180,240	14,291
Kennametal, Inc.	1,704,265	73,556
SPX Corp.	773,930	34,324
Terex Corp. (a)	759,840	24,961
Timken Co.	134,340	2,964
Wabash National Corp. (a)	923,830	23,475
Watts Water Technologies, Inc. Class A	696,600	17,060
		338,381
Road & Rail - 0.8%
Canadian National Railway Co.	735,000	27,706
CSX Corp.	954,200	29,351
Dollar Thrifty Automotive Group, Inc. (a)	295,850	7,796
		64,853
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	340,010	$ 17,817
TOTAL INDUSTRIALS		1,053,659
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.3%
Alcatel SA sponsored ADR (a)	2,131,000	31,240
Andrew Corp. (a)	794,900	13,474
Motorola, Inc.	3,170,300	57,858
		102,572
Computers & Peripherals - 3.8%
Dell, Inc. (a)	101,300	3,516
Intergraph Corp. (a)	294,732	7,430
Komag, Inc. (a)	246,580	3,134
Maxtor Corp. (a)	7,894,600	51,394
NCR Corp. (a)	1,538,520	68,756
Seagate Technology	2,952,300	36,933
Storage Technology Corp. (a)	1,758,690	46,201
UNOVA, Inc. (a)	1,025,700	17,950
Western Digital Corp. (a)	6,771,180	54,711
		290,025
Electronic Equipment & Instruments - 5.7%
Arrow Electronics, Inc. (a)	1,944,200	49,149
Avnet, Inc. (a)	2,871,325	62,135
Celestica, Inc. (sub. vtg.) (a)	4,518,000	79,618
Flextronics International Ltd. (a)	5,973,600	96,175
Ingram Micro, Inc. Class A (a)	1,064,300	12,718
Merix Corp. (a)(c)	975,411	15,168
Mettler-Toledo International, Inc. (a)	926,140	41,510
Solectron Corp. (a)	2,096,500	10,273
Symbol Technologies, Inc.	2,921,100	35,053
Thermo Electron Corp. (a)	1,131,400	33,037
		434,836
Internet Software & Services - 0.1%
iPass, Inc.	323,400	3,428
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	140,740	6,826
BearingPoint, Inc. (a)	1,592,500	15,957
Ceridian Corp. (a)	4,316,860	92,294
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)	352,600	$ 14,425
DST Systems, Inc. (a)	726,800	32,088
ManTech International Corp. Class A (a)	323,013	8,108
		169,698
Office Electronics - 1.0%
Xerox Corp. (a)	5,436,400	73,011
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc.:
Class A (a)	2,742,000	6,197
Class B (a)	2,829,700	6,140
AMIS Holdings, Inc.	189,500	2,733
Fairchild Semiconductor International, Inc. (a)	889,010	17,309
		32,379
Software - 0.9%
Cadence Design Systems, Inc. (a)	1,494,840	19,164
Network Associates, Inc. (a)	2,331,900	36,564
Synopsys, Inc. (a)	442,210	11,820
		67,548
TOTAL INFORMATION TECHNOLOGY		1,173,497
MATERIALS - 9.6%
Chemicals - 3.0%
Albemarle Corp.	441,310	12,908
BOC Group PLC	290,000	4,673
Crompton Corp.	1,124,276	6,993
Dow Chemical Co.	449,520	17,841
Ferro Corp.	1,196,000	30,964
Georgia Gulf Corp.	442,400	14,095
Great Lakes Chemical Corp.	759,680	19,083
Lyondell Chemical Co.	2,223,849	36,360
NOVA Chemicals Corp.	755,000	19,267
Olin Corp.	625,800	10,808
OMNOVA Solutions, Inc. (a)(c)	2,570,800	12,211
PolyOne Corp. (a)	3,499,600	23,937
Sensient Technologies Corp.	757,380	15,496
W.R. Grace & Co. (a)	848,000	2,425
		227,061
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	378,110	$ 16,353
Containers & Packaging - 1.3%
Anchor Glass Container Corp.	385,905	6,101
Aptargroup, Inc.	309,520	12,164
Owens-Illinois, Inc. (a)	4,059,400	56,669
Packaging Corp. of America	759,660	16,697
Smurfit-Stone Container Corp. (a)	420,362	7,226
		98,857
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	1,424,800	17,307
Alcan, Inc.	1,857,060	74,632
Alcoa, Inc.	2,300,340	70,735
Arch Coal, Inc.	954,600	29,220
IPSCO, Inc.	724,400	13,151
Newmont Mining Corp.	681,300	25,481
Nucor Corp.	830,850	49,352
Phelps Dodge Corp. (a)	380,000	25,015
Steel Dynamics, Inc. (a)	732,007	17,619
		322,512
Paper & Forest Products - 0.9%
Aracruz Celulose SA sponsored ADR	351,700	10,952
Bowater, Inc.	384,400	16,126
International Paper Co.	490,000	19,757
MeadWestvaco Corp.	939,900	24,578
		71,413
TOTAL MATERIALS		736,196
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	1,144,400	29,537
CenturyTel, Inc.	645,800	18,651
Citizens Communications Co. (a)	3,071,800	40,056
SBC Communications, Inc.	1,250,000	31,125
TELUS Corp. (non-vtg.)	726,500	11,441
Verizon Communications, Inc.	1,038,700	39,201
		170,011
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	2,733,700	$ 34,035
SpectraSite, Inc. (a)	832,860	31,124
		65,159
TOTAL TELECOMMUNICATION SERVICES		235,170
UTILITIES - 4.0%
Electric Utilities - 3.2%
Edison International	2,055,280	48,094
Entergy Corp.	783,860	42,799
PG&E Corp. (a)	1,657,400	45,612
PPL Corp.	1,008,000	43,193
TXU Corp.	1,846,100	63,026
		242,724
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	2,445,500	21,202
Public Service Enterprise Group, Inc.	233,570	10,020
SCANA Corp.	579,700	19,942
Sierra Pacific Resources (a)	1,717,300	12,158
		63,322
TOTAL UTILITIES		306,046
TOTAL COMMON STOCKS (Cost $6,365,092)		7,272,392
Convertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	210,000	4,809
FINANCIALS - 0.1%
Insurance - 0.1%
Hartford Financial Services Group, Inc. 6.00%	88,800	5,250
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. 7.00%	402,000	21,632
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	681,200	$ 23,263
UTILITIES - 0.5%
Electric Utilities - 0.3%
Dominion Resources, Inc. 8.75%	410,000	22,739
Gas Utilities - 0.2%
KeySpan Corp. 8.75% MEDS	300,000	15,516
TOTAL UTILITIES		38,255
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,185)		93,209
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp.:
5.375% 11/15/06	$ 10,930	10,274
6.375% 12/1/11	15,515	13,420
		23,694
TOTAL NONCONVERTIBLE BONDS (Cost $23,824)		23,694
Money Market Funds - 4.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.06% (b)	281,321,615	$ 281,322
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	63,932,025	63,932
TOTAL MONEY MARKET FUNDS (Cost $345,254)		345,254
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $6,827,355)		7,734,549
NET OTHER ASSETS - (1.3)%		(97,262)
NET ASSETS - 100%		$ 7,637,287
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,139,785,000 and $1,397,655,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $138,000 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,140) (cost $6,827,355) - See accompanying schedule		$ 7,734,549
Foreign currency held at value (cost $75)		75
Receivable for investments sold		19,316
Receivable for fund shares sold		10,173
Dividends receivable		5,180
Interest receivable		897
Prepaid expenses		21
Other affiliated receivables		29
Other receivables		512
Total assets		7,770,752

Liabilities
Payable for investments purchased	$ 55,410
Payable for fund shares redeemed	7,882
Accrued management fee	4,694
Other affiliated payables	1,502
Other payables and accrued expenses	45
Collateral on securities loaned, at value	63,932
Total liabilities		133,465

Net Assets		$ 7,637,287
Net Assets consist of:
Paid in capital		$ 6,455,596
Undistributed net investment income		8,134
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		266,362
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		907,195
Net Assets, for 120,006 shares outstanding		$ 7,637,287
Net Asset Value, offering price and redemption price per share ($7,637,287 ÷ 120,006 shares)		$ 63.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends (including $222 received from affiliated issuers)		$ 44,767
Interest		2,448
Security lending		120
Total income		47,335

Expenses
Management fee Basic fee	$ 20,831
Performance adjustment	5,395
Transfer agent fees	7,200
Accounting and security lending fees	505
Non-interested trustees' compensation	21
Appreciation in deferred trustee compensation account	20
Custodian fees and expenses	76
Registration fees	90
Audit	42
Legal	20
Miscellaneous	40
Total expenses before reductions	34,240
Expense reductions	(672)	33,568
Net investment income (loss)		13,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(71) on sales of investments in affiliated issuers)	267,773
Foreign currency transactions	(11)
Total net realized gain (loss)		267,762
Change in net unrealized appreciation (depreciation) on: Investment securities	380,806
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		380,809
Net gain (loss)		648,571
Net increase (decrease) in net assets resulting from operations		$ 662,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,767	$ 35,201
Net realized gain (loss)	267,762	167,976
Change in net unrealized appreciation (depreciation)	380,809	1,241,617
Net increase (decrease) in net assets resulting from operations	662,338	1,444,794
Distributions to shareholders from net investment income	(25,437)	(39,316)
Distributions to shareholders from net realized gain	(5,530)	-
Total distributions	(30,967)	(39,316)
Share transactions Net proceeds from sales of shares	1,447,272	1,367,166
Reinvestment of distributions	29,769	37,762
Cost of shares redeemed	(799,350)	(1,465,713)
Net increase (decrease) in net assets resulting from share transactions	677,691	(60,785)
Total increase (decrease) in net assets	1,309,062	1,344,693

Net Assets
Beginning of period	6,328,225	4,983,532
End of period (including undistributed net investment income of $8,134 and undistributed net investment income of $23,704, respectively)	$ 7,637,287	$ 6,328,225
Other Information Shares
Sold	22,842	27,235
Issued in reinvestment of distributions	501	805
Redeemed	(12,617)	(30,231)
Net increase (decrease)	10,726	(2,191)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 57.91	$ 44.71	$ 46.64	$ 42.79	$ 48.54	$ 51.90
Income from Investment Operations
Net investment income (loss) D	.12	.33	.52 F	.63	.80	.76
Net realized and unrealized gain (loss)	5.89	13.23	(1.94) F	4.17	(.20)	3.58
Total from investment operations	6.01	13.56	(1.42)	4.80	.60	4.34
Distributions from net investment income	(.23)	(.36)	(.51)	(.95)	(.73)	(.55)
Distributions from net realized gain	(.05)	-	-	-	(5.62)	(7.15)
Total distributions	(.28)	(.36)	(.51)	(.95)	(6.35)	(7.70)
Net asset value, end of period	$ 63.64	$ 57.91	$ 44.71	$ 46.64	$ 42.79	$ 48.54
Total Return B, C	10.41%	30.52%	(3.18)%	11.37%	1.24%	9.24%
Ratios to Average Net Assets E
Expenses before expense reductions	.95% A	1.00%	.97%	.81%	.51%	.56%
Expenses net of voluntary waivers, if any	.95% A	1.00%	.97%	.81%	.51%	.56%
Expenses net of all reductions	.93% A	.98%	.95%	.77%	.48%	.54%
Net investment income (loss)	.38% A	.66%	1.02% F	1.29%	1.87%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 7,637	$ 6,328	$ 4,984	$ 4,567	$ 3,220	$ 4,679
Portfolio turnover rate	41% A	40%	42%	49%	48%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies (Unaudited) - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,273,152
Unrealized depreciation	(367,535)
Net unrealized appreciation (depreciation)	$ 905,617
Cost for federal income tax purposes	$ 6,828,932

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,269 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $659 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $12, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Albany International Corp. Class A	$ 49,133	$ -	$ 365	$ 222	$ 48,162
Merix Corp.	15,595	3,396	1,189	-	15,168
OMNOVA Solutions, Inc.	9,164	-	195	-	12,211
TOTALS	$ 73,892	$ 3,396	$ 1,749	$ 222	$ 75,541

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

VAL-USAN-0604
1.784919.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 15, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 15, 2004